THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Automobile Components — 1.8%
258,148	Gentex Corp.	$8,552,443
40,660	Lear Corp.	5,403,714
		13,956,157
	Banks — 2.3%
112,862	Comerica, Inc.	5,934,284
365,498	Regions Financial Corp.	6,823,847
104,710	Wells Fargo & Co.	5,254,348
		18,012,479
	Beverages — 0.8%
102,379	Molson Coors Beverage Co. Class B	6,325,998
	Biotechnology — 5.1%
49,081	Amgen, Inc.	15,424,195
101,080	Gilead Sciences, Inc.	7,910,521
36,842	United Therapeutics Corp.[1]	7,912,924
21,739	Vertex Pharmaceuticals, Inc.[1]	9,421,248
		40,668,888
	Broadline Retail — 1.5%
192,224	eBay, Inc.	7,894,640
208,602	Macy’s, Inc.	3,815,330
		11,709,970
	Building Products — 2.5%
237,648	Carrier Global Corp.	13,001,722
44,613	Owens Corning	6,760,208
		19,761,930
	Capital Markets — 3.7%
157,506	Bank of New York Mellon Corp.	8,735,283
58,912	CME Group, Inc.	12,126,446
68,742	Intercontinental Exchange, Inc.	8,752,919
		29,614,648
	Chemicals — 1.0%
55,376	PPG Industries, Inc.	7,810,231
	Communications Equipment — 3.4%
56,686	Arista Networks, Inc.[1]	14,663,534
240,792	Cisco Systems, Inc.	12,082,943
		26,746,477
	Consumer Staples Distribution & Retail — 1.6%
17,299	Casey’s General Stores, Inc.	4,694,257
177,513	U.S. Foods Holding Corp.[1]	8,167,373
		12,861,630
	Containers & Packaging — 1.8%
92,183	Berry Global Group, Inc.	6,034,299
151,862	Graphic Packaging Holding Co.	3,874,000
24,679	Packaging Corp. of America	4,093,752
		14,002,051
	Distributors — 0.8%
44,899	Genuine Parts Co.	6,296,187
	Diversified Telecommunication Services — 1.3%
603,081	AT&T, Inc.	10,668,503
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 0.8%
63,323	Entergy Corp.	$6,317,102
	Electrical Equipment — 0.5%
27,055	AMETEK, Inc.	4,384,263
	Electronic Equipment, Instruments & Components — 1.8%
46,702	Arrow Electronics, Inc.[1]	5,190,927
70,917	Jabil, Inc.	8,885,191
		14,076,118
	Energy Equipment & Services — 1.1%
322,277	Baker Hughes Co. Class A	9,184,894
	Entertainment — 0.7%
9,561	Netflix, Inc.[1]	5,393,456
	Financial Services — 3.6%
39,627	FleetCor Technologies, Inc.[1]	11,489,056
127,030	PayPal Holdings, Inc.[1]	7,793,291
15,940	Visa, Inc. Class A	4,355,764
387,720	Western Union Co.	4,873,640
		28,511,751
	Food Products — 2.0%
181,338	General Mills, Inc.	11,770,650
74,033	Kellanova	4,054,047
		15,824,697
	Ground Transportation — 1.4%
311,958	CSX Corp.	11,136,901
	Health Care Providers & Services — 6.1%
126,428	Centene Corp.[1]	9,521,293
29,833	Cigna Group	8,978,241
107,690	CVS Health Corp.	8,008,905
28,142	Elevance Health, Inc.	13,886,389
8,364	McKesson Corp.	4,181,080
8,188	UnitedHealth Group, Inc.	4,190,127
		48,766,035
	Hotel & Resort REITs — 0.5%
195,507	Host Hotels & Resorts, Inc.	3,757,645
	Hotels, Restaurants & Leisure — 2.9%
3,422	Booking Holdings, Inc.[1]	12,002,563
72,628	Expedia Group, Inc.[1]	10,772,911
		22,775,474
	Household Durables — 1.3%
35,933	Lennar Corp. Class A	5,384,560
52,090	Toll Brothers, Inc.	5,175,142
		10,559,702
	Household Products — 1.1%
53,825	Procter & Gamble Co.	8,458,060
	Insurance — 2.6%
51,638	Aflac, Inc.	4,355,149
52,471	Hartford Financial Services Group, Inc.	4,562,878
35,936	Marsh & McLennan Cos., Inc.	6,965,834
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
95,760	Unum Group	$4,629,039
		20,512,900
	Interactive Media & Services — 2.8%
91,600	Alphabet, Inc. Class A1	12,833,160
23,347	Meta Platforms, Inc. Class A1	9,108,599
		21,941,759
	IT Services — 4.5%
108,888	Akamai Technologies, Inc.[1]	13,418,268
94,782	Amdocs Ltd.	8,689,614
117,231	Cognizant Technology Solutions Corp. Class A	9,040,854
57,275	Okta, Inc.[1]	4,733,779
		35,882,515
	Machinery — 3.3%
61,544	PACCAR, Inc.	6,178,402
29,891	Parker-Hannifin Corp.	13,884,370
21,500	Snap-on, Inc.	6,233,495
		26,296,267
	Media — 4.0%
304,057	Comcast Corp. Class A	14,150,813
260,975	Fox Corp. Class A	8,429,493
63,299	Interpublic Group of Cos., Inc.	2,088,234
80,580	Omnicom Group, Inc.	7,282,820
		31,951,360
	Metals & Mining — 0.6%
39,346	Steel Dynamics, Inc.	4,748,669
	Multi-Utilities — 1.5%
300,486	NiSource, Inc.	7,803,621
69,122	Public Service Enterprise Group, Inc.	4,008,385
		11,812,006
	Oil, Gas & Consumable Fuels — 3.5%
90,786	HF Sinclair Corp.	5,128,501
466,111	Kinder Morgan, Inc.	7,886,598
89,446	Marathon Petroleum Corp.	14,812,258
		27,827,357
	Personal Care Products — 0.5%
195,818	Kenvue, Inc.	4,065,182
	Pharmaceuticals — 1.7%
147,188	Bristol-Myers Squibb Co.	7,193,078
190,356	Perrigo Co. PLC	6,106,620
		13,299,698
	Semiconductors & Semiconductor Equipment — 5.2%
59,075	Applied Materials, Inc.	9,706,022
23,413	KLA Corp.	13,908,259
33,972	NXP Semiconductors NV	7,153,484
148,108	ON Semiconductor Corp.[1]	10,534,922
		41,302,687
	Software — 8.9%
19,953	Adobe, Inc.[1]	12,326,564
115,832	DocuSign, Inc.[1]	7,056,486
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
452,944	Dropbox, Inc. Class A1	$14,349,266
218,385	Fortinet, Inc.[1]	14,083,649
486,444	UiPath, Inc. Class A1	11,178,483
16,549	Workday, Inc. Class A1	4,816,917
111,871	Zoom Video Communications, Inc. Class A1	7,227,985
		71,039,350
	Specialized REITs — 2.4%
13,269	Equinix, Inc.	11,010,218
75,889	Lamar Advertising Co. Class A	7,944,061
		18,954,279
	Specialty Retail — 3.3%
57,584	Dick’s Sporting Goods, Inc.	8,584,047
60,468	Ross Stores, Inc.	8,482,451
97,916	TJX Cos., Inc.	9,293,207
		26,359,705
	Technology Hardware, Storage & Peripherals — 3.0%
709,260	Hewlett Packard Enterprise Co.	10,844,585
316,854	Pure Storage, Inc. Class A1	12,670,992
		23,515,577
	Textiles, Apparel & Luxury Goods — 0.6%
78,953	Skechers USA, Inc. Class A1	4,929,825
	TOTAL COMMON STOCKS (Cost $581,643,217)	792,020,383
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$2,221,487	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $2,221,586, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $1,847,100, coupon rate of 0.125%, due 7/15/26, market value of $2,265,923)	2,221,487
	TOTAL REPURCHASE AGREEMENT (Cost $2,221,487)	2,221,487
TOTAL INVESTMENTS (Cost $583,864,704)	100.1%	$794,241,870
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(456,065)
NET ASSETS	100.0%	$793,785,805

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Air Freight & Logistics — 0.7%
81,675	Expeditors International of Washington, Inc.	$10,318,003
	Beverages — 1.2%
286,097	Coca-Cola Co.	17,019,911
	Biotechnology — 6.6%
57,693	AbbVie, Inc.	9,484,729
26,209	Amgen, Inc.	8,236,440
47,061	Regeneron Pharmaceuticals, Inc.[1]	44,368,170
79,437	Vertex Pharmaceuticals, Inc.[1]	34,426,407
		96,515,746
	Broadline Retail — 1.6%
567,879	eBay, Inc.	23,322,791
	Building Products — 1.5%
88,611	Trane Technologies PLC	22,334,403
	Capital Markets — 0.6%
67,617	Intercontinental Exchange, Inc.	8,609,673
	Chemicals — 1.5%
439,605	Axalta Coating Systems Ltd.[1]	14,251,994
49,318	PPG Industries, Inc.	6,955,811
		21,207,805
	Communications Equipment — 3.0%
169,527	Arista Networks, Inc.[1]	43,853,244
	Consumer Staples Distribution & Retail — 1.1%
192,681	Sysco Corp.	15,593,673
	Diversified Consumer Services — 0.5%
161,241	H&R Block, Inc.	7,552,528
	Electronic Equipment, Instruments & Components — 9.2%
410,946	Amphenol Corp. Class A	41,546,641
134,313	CDW Corp.	30,451,443
305,168	Jabil, Inc.	38,234,499
152,701	Keysight Technologies, Inc.[1]	23,402,955
		133,635,538
	Energy Equipment & Services — 0.5%
214,656	Halliburton Co.	7,652,486
	Entertainment — 3.8%
70,871	Netflix, Inc.[1]	39,979,040
40,040	Spotify Technology SA1	8,622,614
599,421	Warner Bros Discovery, Inc.[1]	6,006,198
		54,607,852
	Financial Services — 4.7%
113,303	Fiserv, Inc.[1]	16,074,297
247,115	PayPal Holdings, Inc.[1]	15,160,505
137,998	Visa, Inc. Class A	37,709,333
		68,944,135
	Health Care Providers & Services — 4.5%
57,361	Elevance Health, Inc.	28,304,212
55,377	Humana, Inc.	20,935,829
32,403	UnitedHealth Group, Inc.	16,581,911
		65,821,952
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 3.7%
83,209	Airbnb, Inc. Class A1	$11,993,745
7,873	Booking Holdings, Inc.[1]	27,614,311
95,365	Expedia Group, Inc.[1]	14,145,491
		53,753,547
	Household Durables — 2.5%
176,731	Lennar Corp. Class A	26,483,141
27,756	TopBuild Corp.[1]	10,245,572
		36,728,713
	Household Products — 1.2%
80,741	Kimberly-Clark Corp.	9,767,239
48,003	Procter & Gamble Co.	7,543,191
		17,310,430
	Insurance — 0.7%
52,586	Marsh & McLennan Cos., Inc.	10,193,270
	Interactive Media & Services — 8.3%
294,920	Alphabet, Inc. Class A1	41,318,292
111,332	Meta Platforms, Inc. Class A1	43,435,066
968,585	Pinterest, Inc. Class A1	36,292,880
		121,046,238
	IT Services — 8.4%
75,528	Accenture PLC Class A	27,483,129
73,392	Gartner, Inc.[1]	33,572,436
200,081	Snowflake, Inc. Class A1	39,143,847
319,650	Twilio, Inc. Class A1	22,480,984
		122,680,396
	Machinery — 1.6%
24,751	Caterpillar, Inc.	7,432,973
69,069	Lincoln Electric Holdings, Inc.	15,348,513
		22,781,486
	Oil, Gas & Consumable Fuels — 1.0%
213,910	ONEOK, Inc.	14,599,358
	Professional Services — 1.3%
42,256	Automatic Data Processing, Inc.	10,385,680
69,059	Paychex, Inc.	8,406,552
		18,792,232
	Semiconductors & Semiconductor Equipment — 9.0%
210,762	Applied Materials, Inc.	34,628,197
69,988	KLA Corp.	41,575,672
12,152	Lam Research Corp.	10,027,466
24,121	Monolithic Power Systems, Inc.	14,538,209
433,042	ON Semiconductor Corp.[1]	30,802,277
		131,571,821
	Software — 11.0%
197,099	DocuSign, Inc.[1]	12,007,271
128,955	Dynatrace, Inc.[1]	7,350,435
468,920	Fortinet, Inc.[1]	30,240,651
111,322	Microsoft Corp.	44,259,401
31,618	Synopsys, Inc.[1]	16,863,460
1,172,261	UiPath, Inc. Class A1	26,938,558
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
77,204	Workday, Inc. Class A1	$22,471,768
		160,131,544
	Specialized REITs — 0.5%
40,066	American Tower Corp.	7,838,913
	Specialty Retail — 8.0%
251,859	Best Buy Co., Inc.	18,257,259
101,693	Dick’s Sporting Goods, Inc.	15,159,376
221,697	Ross Stores, Inc.	31,099,655
364,239	TJX Cos., Inc.	34,569,923
86,901	Williams-Sonoma, Inc.	16,805,784
		115,891,997
	Technology Hardware, Storage & Peripherals — 1.7%
609,489	Pure Storage, Inc. Class A1	24,373,465
	TOTAL COMMON STOCKS (Cost $991,208,611)	1,454,683,150
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$3,788,585	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $3,788,754, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $3,150,100, coupon rate of 0.125%, due 7/15/26, market value of $3,864,374)	3,788,585
	TOTAL REPURCHASE AGREEMENT (Cost $3,788,585)	3,788,585
TOTAL INVESTMENTS (Cost $994,997,196)	100.2%	$1,458,471,735
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(2,346,180)
NET ASSETS	100.0%	$1,456,125,555

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Automobile Components — 1.3%
289	Gentex Corp.	$9,575
108	Lear Corp.	14,353
		23,928
	Automobiles — 0.3%
530	Ford Motor Co.	6,212
	Banks — 6.2%
1,201	Bank of America Corp.	40,846
207	Comerica, Inc.	10,884
163	East West Bancorp, Inc.	11,868
457	Fifth Third Bancorp	15,648
1,828	Regions Financial Corp.	34,129
		113,375
	Beverages — 0.7%
203	Molson Coors Beverage Co. Class B	12,543
	Biotechnology — 3.4%
531	Gilead Sciences, Inc.	41,556
44	United Therapeutics Corp.[1]	9,451
27	Vertex Pharmaceuticals, Inc.[1]	11,701
		62,708
	Broadline Retail — 0.7%
301	eBay, Inc.	12,362
	Building Products — 3.6%
431	Carrier Global Corp.	23,580
131	Fortune Brands Innovations, Inc.	10,164
192	Johnson Controls International PLC	10,116
150	Owens Corning	22,730
		66,590
	Capital Markets — 2.3%
204	CME Group, Inc.	41,991
	Chemicals — 2.2%
341	LyondellBasell Industries NV Class A	32,095
257	Mosaic Co.	7,892
		39,987
	Communications Equipment — 1.8%
640	Cisco Systems, Inc.	32,115
	Consumer Finance — 4.6%
289	Capital One Financial Corp.	39,107
1,156	Synchrony Financial	44,934
		84,041
	Consumer Staples Distribution & Retail — 1.2%
477	Kroger Co.	22,009
	Containers & Packaging — 1.0%
247	International Paper Co.	8,850
54	Packaging Corp. of America	8,958
		17,808
	Distributors — 0.7%
273	LKQ Corp.	12,741
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 1.0%
400	H&R Block, Inc.	$18,736
	Diversified Telecommunication Services — 2.5%
1,352	AT&T, Inc.	23,917
523	Verizon Communications, Inc.	22,149
		46,066
	Electric Utilities — 2.2%
89	Entergy Corp.	8,878
901	Exelon Corp.	31,364
		40,242
	Energy Equipment & Services — 0.4%
275	Baker Hughes Co. Class A	7,838
	Financial Services — 3.2%
1,290	MGIC Investment Corp.	25,594
250	Voya Financial, Inc.	18,092
1,214	Western Union Co.	15,260
		58,946
	Food Products — 2.6%
131	Bunge Global SA	11,540
261	General Mills, Inc.	16,942
488	Kraft Heinz Co.	18,119
		46,601
	Ground Transportation — 1.5%
745	CSX Corp.	26,596
	Health Care Providers & Services — 6.5%
48	Cigna Group	14,446
454	CVS Health Corp.	33,764
67	Elevance Health, Inc.	33,060
73	Humana, Inc.	27,598
19	McKesson Corp.	9,498
		118,366
	Hotel & Resort REITs — 1.5%
1,398	Host Hotels & Resorts, Inc.	26,870
	Hotels, Restaurants & Leisure — 0.7%
86	Expedia Group, Inc.[1]	12,756
	Household Durables — 1.2%
225	Toll Brothers, Inc.	22,354
	Household Products — 1.9%
218	Procter & Gamble Co.	34,257
	Independent Power & Renewable Electricity Producer — 0.9%
931	AES Corp.	15,529
	Insurance — 4.0%
302	American International Group, Inc.	20,992
334	Fidelity National Financial, Inc.	16,710
191	Hartford Financial Services Group, Inc.	16,609
391	Unum Group	18,901
		73,212
	IT Services — 3.2%
194	Akamai Technologies, Inc.[1]	23,906
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
144	Amdocs Ltd.	$13,202
264	Cognizant Technology Solutions Corp. Class A	20,360
		57,468
	Machinery — 6.7%
137	Caterpillar, Inc.	41,142
235	PACCAR, Inc.	23,592
72	Parker-Hannifin Corp.	33,444
81	Snap-on, Inc.	23,484
		121,662
	Media — 3.1%
1,039	Comcast Corp. Class A	48,355
255	Fox Corp. Class A	8,237
		56,592
	Metals & Mining — 2.5%
129	Nucor Corp.	24,114
73	Reliance Steel & Aluminum Co.	20,836
		44,950
	Multi-Utilities — 1.4%
97	Consolidated Edison, Inc.	8,817
669	NiSource, Inc.	17,374
		26,191
	Oil, Gas & Consumable Fuels — 8.5%
359	ConocoPhillips	40,161
803	Coterra Energy, Inc.	19,979
276	Marathon Petroleum Corp.	45,706
187	Ovintiv, Inc.	7,932
155	Phillips 66	22,368
140	Valero Energy Corp.	19,446
		155,592
	Personal Care Products — 1.0%
880	Kenvue, Inc.	18,269
	Pharmaceuticals — 4.0%
706	Bristol-Myers Squibb Co.	34,502
496	Perrigo Co. PLC	15,912
480	Pfizer, Inc.	12,998
369	Royalty Pharma PLC Class A	10,476
		73,888
	Residential REITs — 1.0%
535	American Homes 4 Rent Class A	18,752
	Semiconductors & Semiconductor Equipment — 3.1%
222	Applied Materials, Inc.	36,475
200	Qorvo, Inc.[1]	19,948
		56,423
	Software — 0.4%
125	Zoom Video Communications, Inc. Class A1	8,076
	Specialized REITs — 2.3%
12	Equinix, Inc.	9,957
1,058	VICI Properties, Inc.	31,867
		41,824
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 0.7%
81	Dick’s Sporting Goods, Inc.	$12,075
	Technology Hardware, Storage & Peripherals — 0.8%
932	Hewlett Packard Enterprise Co.	14,250
	Textiles, Apparel & Luxury Goods — 0.5%
69	Ralph Lauren Corp. Class A	9,913
	Tobacco — 0.6%
251	Altria Group, Inc.	10,070
	TOTAL COMMON STOCKS (Cost $1,489,211)	1,822,774
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$12,107	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $12,108, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $10,100, coupon rate of 0.125%, due 7/15/26, market value of $12,390)	12,107
	TOTAL REPURCHASE AGREEMENT (Cost $12,107)	12,107
TOTAL INVESTMENTS (Cost $1,501,318)	100.5%	$1,834,881
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(9,800)
NET ASSETS	100.0%	$1,825,081

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 1.2%
145	Moog, Inc. Class A	$20,271
	Automobile Components — 2.2%
555	Modine Manufacturing Co.[1]	38,345
	Banks — 8.5%
381	Bancorp, Inc.[1]	16,627
304	Byline Bancorp, Inc.	6,639
167	Cathay General Bancorp	6,876
519	Central Pacific Financial Corp.	10,001
363	Customers Bancorp, Inc.[1]	19,399
334	Hanmi Financial Corp.	5,595
378	Midland States Bancorp, Inc.	9,926
478	OFG Bancorp	17,576
474	Peoples Bancorp, Inc.	13,888
711	Premier Financial Corp.	14,853
206	UMB Financial Corp.	16,995
238	WSFS Financial Corp.	10,593
		148,968
	Biotechnology — 6.0%
4,903	Fate Therapeutics, Inc.[1]	30,203
593	iTeos Therapeutics, Inc.[1]	5,900
7,718	Karyopharm Therapeutics, Inc.[1,2]	5,792
1,788	MacroGenics, Inc.[1]	25,568
1,056	Nurix Therapeutics, Inc.[1]	8,342
2,228	Sutro Biopharma, Inc.[1]	9,670
1,871	Zymeworks, Inc.[1]	20,282
		105,757
	Building Products — 1.3%
337	Quanex Building Products Corp.	10,521
774	Resideo Technologies, Inc.[1]	12,980
		23,501
	Chemicals — 1.0%
176	Minerals Technologies, Inc.	11,502
256	Orion SA	5,734
		17,236
	Commercial Services & Supplies — 1.9%
934	CoreCivic, Inc.[1]	13,281
1,550	Interface, Inc.	19,236
		32,517
	Communications Equipment — 1.0%
269	Digi International, Inc.[1]	6,539
2,286	Infinera Corp.[1,2]	11,293
		17,832
	Construction & Engineering — 3.6%
131	Comfort Systems USA, Inc.	28,489
203	Primoris Services Corp.	6,658
370	Sterling Infrastructure, Inc.[1]	27,787
		62,934
	Consumer Finance — 0.9%
1,789	EZCORP, Inc. Class A1,2	15,385
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Staples Distribution & Retail — 0.8%
146	Andersons, Inc.	$7,695
140	Sprouts Farmers Market, Inc.[1]	7,052
		14,747
	Containers & Packaging — 0.7%
189	Greif, Inc. Class A	11,833
	Diversified Consumer Services — 2.2%
145	Adtalem Global Education, Inc.[1]	7,320
893	Chegg, Inc.[1]	8,796
375	Stride, Inc.[1]	22,481
		38,597
	Diversified Telecommunication Services — 0.5%
570	Bandwidth, Inc. Class A1	7,889
	Electric Utilities — 0.7%
221	ALLETE, Inc.	13,063
	Electronic Equipment, Instruments & Components — 3.0%
383	Benchmark Electronics, Inc.	10,387
198	ePlus, Inc.[1]	14,957
191	Itron, Inc.[1]	13,779
230	Sanmina Corp.[1]	13,758
		52,881
	Energy Equipment & Services — 1.1%
887	Liberty Energy, Inc.	18,441
	Financial Services — 3.8%
459	A-Mark Precious Metals, Inc.[2]	12,379
502	Enact Holdings, Inc.	14,302
1	Paysafe Ltd.[1]	15
540	Radian Group, Inc.	15,649
1,383	StoneCo Ltd. Class A1	23,774
		66,119
	Food Products — 0.7%
1,102	Dole PLC	12,442
	Gas Utilities — 0.7%
331	Northwest Natural Holding Co.	12,201
	Ground Transportation — 0.8%
666	RXO, Inc.[1]	13,853
	Health Care Equipment & Supplies — 2.8%
372	Avanos Medical, Inc.[1]	7,139
7,357	Cerus Corp.[1]	13,316
1,219	Orthofix Medical, Inc.[1]	16,932
609	Varex Imaging Corp.[1]	11,735
		49,122
	Health Care Providers & Services — 1.9%
8,980	23andMe Holding Co. Class A1,2	6,565
707	Castle Biosciences, Inc.[1]	16,318
609	PetIQ, Inc.[1]	10,944
		33,827
	Health Care Technology — 1.3%
1,700	Health Catalyst, Inc.[1]	16,609
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Technology — (Continued)
766	Veradigm, Inc.[1]	$6,994
		23,603
	Hotel & Resort REITs — 2.0%
1,133	RLJ Lodging Trust	13,120
651	Sunstone Hotel Investors, Inc.	6,946
1,108	Xenia Hotels & Resorts, Inc. REIT	14,770
		34,836
	Hotels, Restaurants & Leisure — 0.9%
611	Accel Entertainment, Inc. Class A1	6,263
361	International Game Technology PLC	9,371
		15,634
	Household Durables — 3.8%
357	Beazer Homes USA, Inc.[1]	11,335
288	MDC Holdings, Inc.	18,023
629	Tri Pointe Homes, Inc.[1]	21,719
258	Worthington Enterprises, Inc.	14,716
		65,793
	Household Products — 0.8%
348	Central Garden & Pet Co. Class A1	14,365
	Industrial REITs — 1.0%
61	EastGroup Properties, Inc.	10,823
181	STAG Industrial, Inc.	6,686
		17,509
	Insurance — 1.7%
859	Ambac Financial Group, Inc.[1]	13,959
2,683	Genworth Financial, Inc. Class A1	16,554
		30,513
	Interactive Media & Services — 1.9%
594	Cargurus, Inc.[1]	13,805
3,245	Vimeo, Inc.[1]	12,883
483	ZipRecruiter, Inc. Class A1	6,723
		33,411
	IT Services — 0.9%
710	Hackett Group, Inc.	16,415
	Life Sciences Tools & Services — 1.3%
1,033	Quanterix Corp.[1]	22,819
	Machinery — 3.2%
174	Columbus McKinnon Corp.	6,798
804	Manitowoc Co., Inc.[1]	12,945
150	Tennant Co.	14,178
254	Terex Corp.	15,603
274	Wabash National Corp.	6,932
		56,456
	Marine Transportation — 0.5%
750	Costamare, Inc.	8,033
	Metals & Mining — 3.3%
420	Commercial Metals Co.	21,932
351	Olympic Steel, Inc.	23,721
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
631	TimkenSteel Corp.[1]	$12,967
		58,620
	Multi-Utilities — 0.5%
176	Black Hills Corp.	9,110
	Oil, Gas & Consumable Fuels — 7.3%
848	Ardmore Shipping Corp.	14,051
501	Crescent Energy Co. Class A	5,536
958	Excelerate Energy, Inc. Class A	14,677
590	Par Pacific Holdings, Inc.[1]	21,588
396	PBF Energy, Inc. Class A	20,002
239	Scorpio Tankers, Inc.	16,897
572	Teekay Tankers Ltd. Class A	35,779
		128,530
	Personal Care Products — 0.7%
947	Herbalife Ltd.[1]	11,411
	Pharmaceuticals — 2.8%
4,365	Amneal Pharmaceuticals, Inc.[1]	23,353
763	Collegium Pharmaceutical, Inc.[1]	25,148
		48,501
	Professional Services — 1.8%
314	Heidrick & Struggles International, Inc.	9,411
490	Kelly Services, Inc. Class A	10,069
202	Korn Ferry	11,851
		31,331
	Real Estate Management & Development — 0.7%
1,236	Cushman & Wakefield PLC[1]	13,003
	Retail REITs — 1.4%
817	Acadia Realty Trust	13,938
649	Urban Edge Properties REIT	11,208
		25,146
	Semiconductors & Semiconductor Equipment — 2.1%
957	Photronics, Inc.[1]	27,963
259	Veeco Instruments, Inc.[1]	8,257
		36,220
	Software — 5.8%
2,781	8x8, Inc.[1]	9,344
111	BlackLine, Inc.[1]	6,514
285	Everbridge, Inc.[1]	6,373
67	InterDigital, Inc.	7,038
205	LiveRamp Holdings, Inc.[1]	8,093
107	Progress Software Corp.	6,079
499	Q2 Holdings, Inc.[1]	21,232
1,162	SolarWinds Corp.[1]	13,735
146	Xperi, Inc.[1]	1,559
2,659	Yext, Inc.[1]	15,768
634	Zuora, Inc. Class A1	5,795
		101,530
	Specialized REITs — 0.7%
981	Outfront Media, Inc.	12,773
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 3.9%
354	Abercrombie & Fitch Co. Class A1	$36,073
627	Guess?, Inc.	14,007
239	MarineMax, Inc.[1]	6,692
300	Urban Outfitters, Inc.[1]	11,400
		68,172
	Trading Companies & Distributors — 1.8%
120	GMS, Inc.[1]	10,099
322	Rush Enterprises, Inc. Class A	14,461
44	WESCO International, Inc.	7,635
		32,195
	Water Utilities — 0.4%
109	SJW Group	6,490
	TOTAL COMMON STOCKS (Cost $1,308,076)	1,750,180
Face Amount
REPURCHASE AGREEMENT* — 1.0%
$16,554	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $16,554, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $13,800, coupon rate of 0.125%, due 7/15/26, market value of $16,929)	16,554
	TOTAL REPURCHASE AGREEMENT (Cost $16,554)	16,554
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
44,051	State Street Navigator Securities Lending Government Money Market Portfolio[3]	44,051
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $44,051)	44,051
TOTAL INVESTMENTS (Cost $1,368,681)	103.3%	$1,810,785
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.3)	(57,711)
NET ASSETS	100.0%	$1,753,074

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.0%
	Japan — 22.6%
5,000	Asahi Group Holdings Ltd.	$187,186
3,200	Daito Trust Construction Co. Ltd.	365,810
48,600	Honda Motor Co. Ltd.	553,263
1,100	Hoya Corp.	141,592
27,800	Inpex Corp.	386,268
17,600	Japan Tobacco, Inc.	465,770
6,000	KDDI Corp.	199,633
8,500	Kirin Holdings Co. Ltd.	122,608
26,700	Marubeni Corp.	461,055
15,900	Mitsui & Co. Ltd.	651,535
17,000	Nippon Paint Holdings Co. Ltd.	134,967
5,300	Nitto Denko Corp.	443,287
14,900	Panasonic Holdings Corp.	142,592
22,700	Renesas Electronics Corp.[1]	381,264
5,500	Sekisui House Ltd.	125,075
7,800	Shionogi & Co. Ltd.	376,804
10,400	Subaru Corp.	211,349
5,500	Sumitomo Corp.	127,616
13,700	Yokogawa Electric Corp.	272,176
		5,749,850
	France — 12.1%
10,400	Accor SA	412,482
16,300	AXA SA	548,896
1,300	Capgemini SE	291,097
3,700	Cie Generale des Etablissements Michelin SCA	123,237
1,600	Eiffage SA	167,863
5,095	Publicis Groupe SA	512,624
2,700	Renault SA	102,331
2,382	Sanofi SA	240,330
14,600	Societe Generale SA	378,046
1,100	Sodexo SA	124,345
1,300	Vinci SA	164,487
		3,065,738
	United Kingdom — 11.0%
28,000	BAE Systems PLC	417,652
12,500	British American Tobacco PLC	370,448
6,500	Burberry Group PLC	107,746
62,700	Centrica PLC	110,012
23,783	GSK PLC	472,599
43,000	HSBC Holdings PLC	336,881
9,727	Mondi PLC	174,309
1,200	Next PLC	128,778
2,700	Reckitt Benckiser Group PLC[2]	195,311
106,200	Taylor Wimpey PLC	199,458
5,512	Unilever PLC, ADR[2]	268,379
		2,781,573
	Canada — 9.6%
3,600	CGI, Inc.[1]	403,151
4,700	Dollarama, Inc.	344,936
21,200	First Quantum Minerals Ltd.	192,376
7,400	Great-West Lifeco, Inc.	247,024
18,700	Manulife Financial Corp.	413,377
1,600	Royal Bank of Canada	156,150
5,500	Sun Life Financial, Inc.	285,094
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Canada — (Continued)
11,600	Suncor Energy, Inc.	$384,121
		2,426,229
	Switzerland — 5.4%
4,700	Holcim AG	360,336
850	Kuehne & Nagel International AG	289,391
3,400	Logitech International SA	285,491
4,200	Novartis AG	435,112
		1,370,330
	Australia — 4.8%
15,400	Ampol Ltd.[2]	367,452
25,300	Brambles Ltd.	242,996
2,400	Cochlear Ltd.	479,410
12,300	Orica Ltd.	131,209
		1,221,067
	Netherlands — 4.3%
3,200	Euronext NV3	282,365
17,200	ING Groep NV	245,176
11,700	Koninklijke Ahold Delhaize NV	328,876
70,000	Koninklijke KPN NV	238,143
		1,094,560
	Sweden — 4.3%
4,800	Assa Abloy AB Class B	132,239
19,600	Swedbank AB Class A	400,790
23,000	Volvo AB Class B	552,310
		1,085,339
	Germany — 4.2%
5,200	Bechtle AG	271,654
30,500	Commerzbank AG	352,027
4,700	Daimler Truck Holding AG	168,937
5,700	Deutsche Telekom AG	140,109
1,550	Heidelberg Materials AG	143,856
		1,076,583
	Spain — 3.7%
14,000	Endesa SA	277,783
22,417	Iberdrola SA	270,726
9,100	Industria de Diseno Textil SA	390,523
		939,032
	Denmark — 3.4%
2,800	Demant AS1	127,385
3,400	Novo Nordisk AS Class B	381,921
2,400	Pandora AS	351,081
		860,387
	Singapore — 3.1%
9,600	DBS Group Holdings Ltd.	228,138
44,300	Singapore Airlines Ltd.	220,592
47,400	Singapore Exchange Ltd.	332,489
		781,219
	United States — 2.0%
7,000	CRH PLC	502,320
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Portugal — 1.9%
30,000	Galp Energia SGPS SA	$473,833
	Jordan — 1.0%
10,400	Hikma Pharmaceuticals PLC	254,570
	China — 1.0%
105,700	BOC Hong Kong Holdings Ltd.	253,098
	Ireland — 0.7%
5,000	James Hardie Industries PLC[1]	190,943
	Italy — 0.5%
20,600	Enel SpA	141,166
	Israel — 0.4%
20,500	Israel Discount Bank Ltd. Class A	99,922
	TOTAL COMMON STOCKS (Cost $20,599,081)	24,367,759
PREFERRED STOCKS* — 1.3%
	Germany — 1.3%
4,400	Henkel AG & Co. KGaA	338,086
	TOTAL PREFERRED STOCKS (Cost $342,947)	338,086
Face Amount
REPURCHASE AGREEMENT*—0.8%
$191,735	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $191,743, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $159,500, coupon rate of 0.125%, due 7/15/26, market value of $195,666)	191,735
	TOTAL REPURCHASE AGREEMENT (Cost $191,735)	191,735
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.0%
753,535	State Street Navigator Securities Lending Government Money Market Portfolio[4]	753,535
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $753,535)	753,535
TOTAL INVESTMENTS (Cost $21,887,298)	101.1%	$25,651,115
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(269,702)
NET ASSETS	100.0%	$25,381,413

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2024, these securities, which are not illiquid, amounted to $282,365 or 1.1% of net assets for the Fund.
[4]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Automobile Components — 0.5%
855	Lear Corp.	$113,629
	Automobiles — 1.6%
6,672	General Motors Co.	258,874
4,325	Harley-Davidson, Inc.	140,346
		399,220
	Banks — 2.2%
4,041	Bank of America Corp.	137,435
7,114	Citigroup, Inc.	399,593
		537,028
	Beverages — 0.6%
2,302	Molson Coors Beverage Co. Class B	142,241
	Biotechnology — 3.8%
1,754	Amgen, Inc.	551,212
4,738	Gilead Sciences, Inc.	370,796
		922,008
	Broadline Retail — 1.0%
2,846	eBay, Inc.	116,885
6,745	Macy’s, Inc.	123,366
		240,251
	Building Products — 3.4%
2,175	Carrier Global Corp.	118,994
1,698	Fortune Brands Innovations, Inc.	131,748
1,779	Owens Corning	269,572
1,278	Trane Technologies PLC	322,120
		842,434
	Capital Markets — 3.1%
1,789	CME Group, Inc.	368,248
6,886	Nasdaq, Inc.	397,804
		766,052
	Chemicals — 0.6%
458	Sherwin-Williams Co.	139,406
	Communications Equipment — 3.2%
1,383	Arista Networks, Inc.[1]	357,754
8,370	Cisco Systems, Inc.	420,007
		777,761
	Consumer Staples Distribution & Retail — 2.2%
1,356	Casey’s General Stores, Inc.	367,964
3,588	Kroger Co.	165,550
		533,514
	Containers & Packaging — 2.6%
5,517	Berry Global Group, Inc.	361,143
10,908	Graphic Packaging Holding Co.	278,263
		639,406
	Diversified Telecommunication Services — 1.5%
20,721	AT&T, Inc.	366,554
	Electric Utilities — 0.5%
1,239	Entergy Corp.	123,603
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 3.0%
4,223	Jabil, Inc.	$529,100
1,385	Keysight Technologies, Inc.[1]	212,265
		741,365
	Energy Equipment & Services — 1.4%
11,780	Baker Hughes Co. Class A	335,730
	Entertainment — 1.5%
2,663	Electronic Arts, Inc.	366,376
	Financial Services — 4.0%
1,200	Fiserv, Inc.[1]	170,244
984	FleetCor Technologies, Inc.[1]	285,291
2,684	PayPal Holdings, Inc.[1]	164,663
28,542	Western Union Co.	358,773
		978,971
	Food Products — 2.0%
7,501	General Mills, Inc.	486,890
	Ground Transportation — 0.9%
6,093	CSX Corp.	217,520
	Health Care Providers & Services — 6.3%
1,352	Cencora, Inc.	314,583
1,276	Cigna Group	384,012
1,152	Elevance Health, Inc.	568,443
749	Humana, Inc.	283,167
		1,550,205
	Hotels, Restaurants & Leisure — 2.9%
199	Booking Holdings, Inc.[1]	697,987
	Household Durables — 2.0%
4,833	Toll Brothers, Inc.	480,159
	Household Products — 1.6%
3,885	Church & Dwight Co., Inc.	387,917
	Insurance — 2.0%
4,262	Aflac, Inc.	359,457
614	Marsh & McLennan Cos., Inc.	119,018
		478,475
	Interactive Media & Service — 1.5%
2,669	Alphabet, Inc. Class A1	373,927
	IT Services — 4.5%
4,096	Akamai Technologies, Inc.[1]	504,750
1,680	Cognizant Technology Solutions Corp. Class A	129,562
692	Gartner, Inc.[1]	316,548
1,664	Okta, Inc.[1]	137,530
		1,088,390
	Machinery — 1.0%
2,501	PACCAR, Inc.	251,075
	Media — 3.4%
8,960	Comcast Corp. Class A	416,998
4,608	Omnicom Group, Inc.	416,471
		833,469
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 2.0%
14,114	NiSource, Inc.	$366,541
1,900	Public Service Enterprise Group, Inc.	110,181
		476,722
	Oil, Gas & Consumable Fuels — 3.1%
3,944	EQT Corp.	139,618
3,805	Marathon Petroleum Corp.	630,108
		769,726
	Pharmaceuticals — 3.0%
3,273	Bristol-Myers Squibb Co.	159,951
1,429	Johnson & Johnson	227,068
1,885	Zoetis, Inc.	354,022
		741,041
	Professional Services — 0.5%
542	Automatic Data Processing, Inc.	133,213
	Real Estate Management & Development — 1.4%
4,003	CBRE Group, Inc. Class A1	345,499
	Semiconductors & Semiconductor Equipment — 6.3%
2,222	Applied Materials, Inc.	365,075
2,071	NXP Semiconductors NV	436,090
5,820	ON Semiconductor Corp.[1]	413,976
836	Onto Innovation, Inc.[1]	135,014
1,223	QUALCOMM, Inc.	181,628
		1,531,783
	Software — 8.3%
1,004	Adobe, Inc.[1]	620,251
1,643	Autodesk, Inc.[1]	417,010
3,300	DocuSign, Inc.[1]	201,036
15,725	Dropbox, Inc. Class A1	498,168
4,526	Fortinet, Inc.[1]	291,882
		2,028,347
	Specialized REITs — 1.6%
320	Equinix, Inc.	265,526
3,700	Weyerhaeuser Co.	121,249
		386,775
	Specialty Retail — 4.7%
2,698	Best Buy Co., Inc.	195,578
2,559	Dick’s Sporting Goods, Inc.	381,470
1,392	Ross Stores, Inc.	195,270
3,963	TJX Cos., Inc.	376,128
		1,148,446
	Technology Hardware, Storage & Peripherals — 1.9%
21,385	Hewlett Packard Enterprise Co.	326,977
1,520	NetApp, Inc.	132,544
		459,521
	Trading Companies & Distributors — 1.8%
2,359	Ferguson PLC	443,162
	TOTAL COMMON STOCKS (Cost $19,387,253)	24,275,798
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.7%
$171,694	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $171,702, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $142,800, coupon rate of 0.125%, due 7/15/26, market value of $175,179)	$171,694
TOTAL REPURCHASE AGREEMENT (Cost $171,694)		171,694
TOTAL INVESTMENTS (Cost $19,558,947)	100.1%	$24,447,492
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(13,094)
NET ASSETS	100.0%	$24,434,398

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Automobiles — 0.7%
4,001	General Motors Co.	$155,239
	Banks — 2.4%
11,438	Bank of America Corp.	389,006
2,359	Citigroup, Inc.	132,505
		521,511
	Beverages — 0.8%
2,885	Coca-Cola Co.	171,629
	Biotechnology — 5.7%
2,148	AbbVie, Inc.	353,131
5,392	Gilead Sciences, Inc.	421,978
1,126	Vertex Pharmaceuticals, Inc.[1]	487,986
		1,263,095
	Broadline Retail — 1.9%
10,037	eBay, Inc.	412,220
	Building Products — 3.4%
2,451	Carrier Global Corp.	134,094
2,443	Trane Technologies PLC	615,758
		749,852
	Capital Markets — 3.6%
4,754	Bank of New York Mellon Corp.	263,657
2,550	CME Group, Inc.	524,892
		788,549
	Chemicals — 0.5%
2,040	Dow, Inc.	109,344
	Communications Equipment — 3.9%
1,165	Arista Networks, Inc.[1]	301,362
11,288	Cisco Systems, Inc.	566,432
		867,794
	Consumer Finance — 0.6%
3,619	Synchrony Financial	140,670
	Consumer Staples Distribution & Retail — 1.2%
983	Casey’s General Stores, Inc.	266,747
	Containers & Packaging — 2.5%
13,373	Graphic Packaging Holding Co.	341,145
6,273	Sealed Air Corp.	216,732
		557,877
	Diversified Telecommunication Services — 0.9%
10,805	AT&T, Inc.	191,140
	Electric Utilities — 0.5%
3,103	Exelon Corp.	108,015
	Electrical Equipment — 3.0%
10,934	nVent Electric PLC	656,477
	Electronic Equipment, Instruments & Components — 1.4%
2,070	Keysight Technologies, Inc.[1]	317,248
	Energy Equipment & Services — 0.4%
3,219	Baker Hughes Co. Class A	91,741
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 0.5%
835	Electronic Arts, Inc.	$114,879
	Financial Services — 2.1%
7,685	PayPal Holdings, Inc.[1]	471,475
	Food Products — 2.0%
3,132	General Mills, Inc.	203,298
6,327	Kraft Heinz Co.	234,922
		438,220
	Health Care Providers & Services — 6.3%
4,921	Centene Corp.[1]	370,601
611	Cigna Group	183,880
3,090	CVS Health Corp.	229,803
959	Elevance Health, Inc.	473,209
240	UnitedHealth Group, Inc.	122,818
		1,380,311
	Hotels, Restaurants & Leisure — 3.2%
201	Booking Holdings, Inc.[1]	705,001
	Household Durables — 0.7%
391	TopBuild Corp.[1]	144,330
	Household Products — 1.7%
2,355	Procter & Gamble Co.	370,065
	Insurance — 2.8%
3,016	American International Group, Inc.	209,642
675	Reinsurance Group of America, Inc.	117,376
6,100	Unum Group	294,874
		621,892
	Interactive Media & Service — 2.7%
1,504	Meta Platforms, Inc. Class A1	586,771
	IT Services — 1.1%
3,475	Twilio, Inc. Class A1	244,397
	Machinery — 0.7%
330	Parker-Hannifin Corp.	153,285
	Media — 4.9%
4,719	Comcast Corp. Class A	219,622
3,328	Interpublic Group of Cos., Inc.	109,791
15,078	News Corp. Class A	371,522
4,063	Omnicom Group, Inc.	367,214
		1,068,149
	Multi-Utilities — 2.1%
10,571	NiSource, Inc.	274,529
3,301	Public Service Enterprise Group, Inc.	191,425
		465,954
	Oil, Gas & Consumable Fuels — 3.9%
1,584	Chevron Corp.	233,529
9,757	Kinder Morgan, Inc.	165,089
822	Marathon Petroleum Corp.	136,123
4,959	Ovintiv, Inc.	210,361
817	Valero Energy Corp.	113,481
		858,583
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 1.4%
6,391	Bristol-Myers Squibb Co.	$312,328
	Professional Services — 0.5%
445	Automatic Data Processing, Inc.	109,372
	Real Estate Management & Development — 0.5%
1,347	CoStar Group, Inc.[1]	112,448
	Semiconductors & Semiconductor Equipment — 5.7%
4,372	Applied Materials, Inc.	718,320
4,527	ON Semiconductor Corp.[1]	322,005
1,494	QUALCOMM, Inc.	221,874
		1,262,199
	Software — 11.4%
2,170	Autodesk, Inc.[1]	550,768
7,434	DocuSign, Inc.[1]	452,879
1,288	Dolby Laboratories, Inc. Class A	107,136
15,672	Dropbox, Inc. Class A1	496,489
5,204	Nutanix, Inc. Class A1	292,465
760	Workday, Inc. Class A1	221,213
5,826	Zoom Video Communications, Inc. Class A1	376,418
		2,497,368
	Specialized REITs — 2.6%
487	Equinix, Inc.	404,098
5,062	Weyerhaeuser Co.	165,882
		569,980
	Specialty Retail — 3.5%
3,407	Bath & Body Works, Inc.	145,343
864	Ross Stores, Inc.	121,202
5,305	TJX Cos., Inc.	503,497
		770,042
	Technology Hardware, Storage & Peripherals — 4.1%
30,428	Hewlett Packard Enterprise Co.	465,244
5,024	NetApp, Inc.	438,093
		903,337
	Textiles, Apparel & Luxury Goods — 1.5%
2,643	PVH Corp.	317,847
	TOTAL COMMON STOCKS (Cost $17,062,019)	21,847,381
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$159,104	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $159,111, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $132,300, coupon rate of 0.125%, due 7/15/26, market value of $162,299)	159,104
	TOTAL REPURCHASE AGREEMENT (Cost $159,104)	159,104
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $17,221,123)	100.0%	$22,006,485
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(406)
NET ASSETS	100.0%	$22,006,079

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 94.2%
	Air Freight & Logistics — 0.5%
2,020	Expeditors International of Washington, Inc.	$255,187
	Automobile Components — 1.0%
21,140	Atmus Filtration Technologies, Inc.[1,2]	472,056
	Automobiles — 0.7%
10,880	Harley-Davidson, Inc.	353,056
	Banks — 2.0%
54,140	FNB Corp.	713,565
17,140	Old National Bancorp	282,296
		995,861
	Beverages — 1.0%
7,460	Molson Coors Beverage Co. Class B	460,953
	Biotechnology — 0.8%
25,720	Catalyst Pharmaceuticals, Inc.[1]	370,368
	Broadline Retail — 1.2%
13,920	eBay, Inc.	571,694
	Building Products — 1.8%
16,320	Carrier Global Corp.[3]	892,867
	Capital Markets — 1.2%
20,860	Janus Henderson Group PLC[3]	599,934
	Communications Equipment — 1.5%
14,620	Cisco Systems, Inc.	733,632
	Construction & Engineering — 3.4%
7,300	AECOM[3]	643,787
4,460	EMCOR Group, Inc.[3]	1,017,371
		1,661,158
	Consumer Finance — 0.9%
11,100	Synchrony Financial[3]	431,457
	Consumer Staples Distribution & Retail — 2.7%
7,920	Kroger Co.	365,429
18,660	Sprouts Farmers Market, Inc.[1]	939,904
		1,305,333
	Containers & Packaging — 1.2%
3,500	Packaging Corp. of America	580,580
	Distributors — 1.7%
17,300	LKQ Corp.	807,391
	Diversified Consumer Services — 2.7%
11,760	Adtalem Global Education, Inc.[1]	593,645
11,620	Stride, Inc.[1]	696,619
		1,290,264
	Diversified REITs — 0.6%
12,240	Essential Properties Realty Trust, Inc. REIT[3]	304,898
	Diversified Telecommunication Services — 1.3%
15,300	Verizon Communications, Inc.	647,955
	Electric Utilities — 2.3%
10,120	ALLETE, Inc.	598,193
2,560	Entergy Corp.	255,386
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
4,120	Pinnacle West Capital Corp.	$283,868
		1,137,447
	Electronic Equipment, Instruments & Components — 4.3%
7,300	Jabil, Inc.	914,617
15,740	Sanmina Corp.[1]	941,567
7,160	Vontier Corp.	247,664
		2,103,848
	Energy Equipment & Services — 2.5%
12,480	Baker Hughes Co. Class A	355,680
40,440	Liberty Energy, Inc.	840,748
		1,196,428
	Financial Services — 4.7%
5,160	Essent Group Ltd.[3]	284,626
48,160	MGIC Investment Corp.[3]	955,494
18,920	Radian Group, Inc.[3]	548,301
40,100	Western Union Co.[3]	504,057
		2,292,478
	Food Products — 1.1%
5,420	Cal-Maine Foods, Inc.	300,376
3,800	General Mills, Inc.	246,658
		547,034
	Ground Transportation — 0.6%
8,820	CSX Corp.	314,874
	Health Care Equipment & Supplies — 1.3%
8,060	Merit Medical Systems, Inc.[1]	631,098
	Health Care Providers & Services — 3.9%
11,860	Centene Corp.[1]	893,176
6,300	CVS Health Corp.	468,531
25,740	Premier, Inc. Class A	556,499
		1,918,206
	Hotel & Resort REITs — 1.0%
29,020	Apple Hospitality REIT, Inc.[3]	466,061
	Hotels, Restaurants & Leisure — 1.7%
32,540	International Game Technology PLC	844,738
	Household Durables — 2.6%
6,500	PulteGroup, Inc.	679,640
10,800	Taylor Morrison Home Corp.[1]	563,112
		1,242,752
	Household Products — 1.3%
3,900	Procter & Gamble Co.	612,846
	Insurance — 3.8%
5,020	Arch Capital Group Ltd.[1]	413,799
4,000	Brown & Brown, Inc.	310,240
5,660	CNA Financial Corp.	249,436
18,120	Unum Group	875,921
		1,849,396
	Interactive Media & Service — 1.4%
30,000	Cargurus, Inc.[1]	697,200
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 2.9%
8,800	Amdocs Ltd.	$806,784
7,580	Cognizant Technology Solutions Corp. Class A	584,570
		1,391,354
	Machinery — 1.9%
29,620	Gates Industrial Corp. PLC[1,3]	381,506
4,600	ITT, Inc.[3]	555,588
		937,094
	Media — 2.4%
14,800	Comcast Corp. Class A	688,792
9,940	New York Times Co. Class A	482,686
		1,171,478
	Metals & Mining — 3.2%
11,520	Commercial Metals Co.	601,574
3,300	Reliance Steel & Aluminum Co.	941,886
		1,543,460
	Multi-Utilities — 2.2%
6,140	Consolidated Edison, Inc.	558,126
19,600	NiSource, Inc.	509,012
		1,067,138
	Oil, Gas & Consumable Fuels — 0.6%
1,760	Marathon Petroleum Corp.	291,456
	Passenger Airlines — 1.1%
10,160	SkyWest, Inc.[1]	541,122
	Pharmaceuticals — 1.8%
27,540	Elanco Animal Health, Inc.[1]	405,940
15,140	Perrigo Co. PLC	485,691
		891,631
	Professional Services — 4.2%
21,760	Genpact Ltd.	781,184
9,620	Parsons Corp.[1]	626,743
5,600	TriNet Group, Inc.[1]	636,720
		2,044,647
	Residential REITs — 0.7%
10,060	American Homes 4 Rent Class A3	352,603
	Retail REITs — 2.4%
22,640	Kite Realty Group Trust[3]	484,496
10,760	Regency Centers Corp. REIT[3]	674,329
		1,158,825
	Semiconductors & Semiconductor Equipment — 1.9%
11,520	Amkor Technology, Inc.	364,723
17,360	Veeco Instruments, Inc.[1]	553,437
		918,160
	Software — 3.9%
13,220	Box, Inc. Class A1	343,456
5,700	Dolby Laboratories, Inc. Class A	474,126
25,100	Dropbox, Inc. Class A1	795,168
13,760	Freshworks, Inc. Class A1	305,472
		1,918,222
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 1.2%
19,340	VICI Properties, Inc.[3]	$582,521
	Specialty Retail — 1.9%
6,480	TJX Cos., Inc.	615,017
7,940	Urban Outfitters, Inc.[1]	301,720
		916,737
	Textiles, Apparel & Luxury Goods — 1.3%
9,900	Skechers USA, Inc. Class A1	618,156
	Trading Companies & Distributors — 1.9%
20,200	Rush Enterprises, Inc. Class A3	907,182
	TOTAL COMMON STOCKS (Cost $32,836,703)	45,840,836
Face Amount
REPURCHASE AGREEMENT* — 3.2%
$1,589,973	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $1,590,044, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $1,322,100, coupon rate of 0.125%, due 7/15/26, market value of $1,621,882)	1,589,973
	TOTAL REPURCHASE AGREEMENT (Cost $1,589,973)	1,589,973
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
4,232	State Street Navigator Securities Lending Government Money Market Portfolio[4]	4,232
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,232)	4,232
TOTAL LONG INVESTMENTS (Cost $34,430,908)	97.4%	$47,435,041
COMMON STOCKS SOLD SHORT* — (63.7)%
	Aerospace & Defense — (2.7)%
(3,720)	Boeing Co.[1]	(785,069)
(3,000)	HEICO Corp.	(538,770)
		(1,323,839)
	Automobile Components — (0.9)%
(3,980)	LCI Industries	(442,894)
	Banks — (1.8)%
(11,420)	Glacier Bancorp, Inc.	(441,497)
(16,780)	Seacoast Banking Corp. of Florida	(412,117)
		(853,614)
	Beverages — (1.3)%
(720)	Boston Beer Co., Inc. Class A1	(251,474)
(7,300)	Brown-Forman Corp. Class B	(400,770)
		(652,244)
	Capital Markets — (4.9)%
(7,140)	Charles Schwab Corp.	(449,249)
(1,060)	FactSet Research Systems, Inc.	(504,475)
(1,000)	Goldman Sachs Group, Inc.	(384,010)
(1,280)	Moody’s Corp.	(501,811)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (Continued)
(6,120)	Morgan Stanley	$(533,909)
		(2,373,454)
	Chemicals — (2.5)%
(3,120)	Celanese Corp.	(456,425)
(2,540)	FMC Corp.	(142,748)
(4,480)	International Flavors & Fragrances, Inc.	(361,446)
(4,600)	Scotts Miracle-Gro Co.	(258,796)
		(1,219,415)
	Commercial Services & Supplies — (3.3)%
(4,300)	Casella Waste Systems, Inc. Class A1	(366,962)
(13,140)	Stericycle, Inc.[1]	(630,720)
(3,200)	Waste Management, Inc.	(594,016)
		(1,591,698)
	Construction & Engineering — (1.3)%
(9,920)	MasTec, Inc.[1]	(651,446)
	Consumer Staples Distribution & Retail — (1.6)%
(4,020)	Dollar General Corp.	(530,922)
(11,760)	Walgreens Boots Alliance, Inc.	(265,423)
		(796,345)
	Distributors — (1.1)%
(1,420)	Pool Corp.	(527,175)
	Diversified Consumer Services — (1.4)%
(6,840)	Bright Horizons Family Solutions, Inc.[1]	(672,030)
	Electric Utilities — (2.3)%
(8,300)	MGE Energy, Inc.	(535,267)
(8,320)	Southern Co.	(578,406)
		(1,113,673)
	Electrical Equipment — (0.9)%
(3,360)	Regal Rexnord Corp.	(448,426)
	Electronic Equipment, Instruments & Components — (3.0)%
(11,040)	Cognex Corp.	(398,986)
(1,500)	Teledyne Technologies, Inc.[1]	(627,705)
(1,800)	Zebra Technologies Corp. Class A1	(431,190)
		(1,457,881)
	Entertainment — (1.5)%
(1,260)	Take-Two Interactive Software, Inc.[1]	(207,812)
(5,660)	Walt Disney Co.	(543,643)
		(751,455)
	Food Products — (1.1)%
(3,000)	Lancaster Colony Corp.	(551,340)
	Ground Transportation — (1.4)%
(2,720)	Union Pacific Corp.	(663,490)
	Health Care Equipment & Supplies — (3.6)%
(11,140)	Baxter International, Inc.	(431,007)
(2,020)	Becton Dickinson & Co.	(482,396)
(720)	Cooper Cos., Inc.	(268,582)
(1,480)	Intuitive Surgical, Inc.[1]	(559,765)
		(1,741,750)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care REITs — (1.6)%
(27,160)	Healthcare Realty Trust, Inc. Class A	$(437,547)
(6,020)	National Health Investors, Inc. REIT	(320,144)
		(757,691)
	Hotels, Restaurants & Leisure — (2.8)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(546,091)
(3,020)	Darden Restaurants, Inc.	(490,992)
(4,740)	Papa John’s International, Inc.	(348,295)
		(1,385,378)
	Household Durables — (0.9)%
(27,080)	Sonos, Inc.[1]	(421,906)
	Independent Power & Renewable Electricity Producer — (0.7)%
(5,520)	Ormat Technologies, Inc.	(357,034)
	Insurance — (3.3)%
(11,700)	Kemper Corp.	(702,000)
(180)	Markel Group, Inc.[1]	(269,537)
(2,980)	Travelers Cos., Inc.	(629,853)
		(1,601,390)
	Leisure Equipment & Products — (1.0)%
(9,700)	Hasbro, Inc.	(474,815)
	Life Sciences Tools & Services — (0.2)%
(740)	Illumina, Inc.[1]	(105,827)
	Machinery — (1.6)%
(2,120)	RBC Bearings, Inc.[1]	(569,305)
(2,300)	Stanley Black & Decker, Inc.	(214,590)
		(783,895)
	Mortgage Real Estate Investment Trust — (0.5)%
(13,220)	Annaly Capital Management, Inc. REIT	(253,692)
	Office REITs — (1.1)%
(20,340)	Vornado Realty Trust	(553,045)
	Oil, Gas & Consumable Fuels — (0.9)%
(7,880)	Occidental Petroleum Corp.	(453,652)
	Passenger Airlines — (1.1)%
(17,360)	Southwest Airlines Co.	(518,890)
	Personal Care Products — (0.8)%
(2,920)	Estee Lauder Cos., Inc. Class A	(385,411)
	Professional Services — (1.6)%
(3,240)	Equifax, Inc.	(791,662)
	Semiconductors & Semiconductor Equipment — (0.6)%
(1,660)	Advanced Micro Devices, Inc.[1]	(278,365)
	Software — (3.5)%
(1,620)	ANSYS, Inc.[1]	(531,084)
(2,100)	PTC, Inc.[1]	(379,365)
(1,820)	Tyler Technologies, Inc.[1]	(769,405)
		(1,679,854)
	Specialized REITs — (2.3)%
(4,420)	Digital Realty Trust, Inc.	(620,833)
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Specialized REITs — (Continued)
(10,990)	PotlatchDeltic Corp.	$(491,583)
		(1,112,416)
	Specialty Retail — (1.3)%
(19,400)	Monro, Inc.	(618,084)
	Textiles, Apparel & Luxury Goods — (0.5)%
(15,800)	VF Corp.	(260,068)
	Water Utilities — (0.8)%
(8,680)	California Water Service Group	(392,944)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(36,459,590))	(31,018,188)
TOTAL SHORT INVESTMENTS (Proceeds $(36,459,590))	(63.7)%	$(31,018,188)
TOTAL INVESTMENTS (Cost $(2,028,682))	33.7%	$16,416,853
OTHER ASSETS IN EXCESS OF LIABILITIES	66.3	32,257,672
NET ASSETS	100.0%	$48,674,525

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $7,054,939.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 129.9%
	Automobile Components — 0.9%
15,140	Atmus Filtration Technologies, Inc.[1]	$338,076
	Automobiles — 1.3%
40,400	Ford Motor Co.[2]	473,488
	Banks — 3.2%
18,400	Fifth Third Bancorp[2]	630,016
33,500	Old National Bancorp	551,745
		1,181,761
	Beverages — 1.3%
7,740	Molson Coors Beverage Co. Class B2	478,255
	Biotechnology — 2.4%
38,660	Catalyst Pharmaceuticals, Inc.[1]	556,704
15,600	Exelixis, Inc.[1]	339,456
		896,160
	Broadline Retail — 1.5%
13,900	eBay, Inc.[2]	570,873
	Building Products — 2.2%
14,660	Carrier Global Corp.[2]	802,049
	Capital Markets — 2.0%
5,800	Interactive Brokers Group, Inc. Class A2	514,750
4,140	Nasdaq, Inc.[2]	239,168
		753,918
	Communications Equipment — 3.6%
13,020	Cisco Systems, Inc.[2]	653,344
17,740	Juniper Networks, Inc.[2]	655,670
		1,309,014
	Construction & Engineering — 3.6%
3,000	AECOM[2]	264,571
4,566	EMCOR Group, Inc.[2]	1,041,550
		1,306,121
	Consumer Staples Distribution & Retail — 2.2%
16,400	Sprouts Farmers Market, Inc.[1,2]	826,068
	Containers & Packaging — 1.3%
2,920	Packaging Corp. of America[2]	484,370
	Distributors — 1.8%
14,560	LKQ Corp.	679,515
	Diversified Consumer Services — 1.5%
8,980	Stride, Inc.[1,2]	538,351
	Electric Utilities — 1.8%
3,060	ALLETE, Inc.	180,877
4,800	Entergy Corp.[2]	478,848
		659,725
	Electrical Equipment — 1.7%
10,300	nVent Electric PLC[2]	618,412
	Electronic Equipment, Instruments & Components — 3.3%
11,760	Sanmina Corp.[1]	703,483
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
14,780	Vontier Corp.	$511,240
		1,214,723
	Energy Equipment & Services — 3.4%
13,960	Baker Hughes Co. Class A2	397,860
40,300	Liberty Energy, Inc.	837,837
		1,235,697
	Financial Services — 7.4%
10,200	Essent Group Ltd.	562,632
52,320	MGIC Investment Corp.	1,038,029
17,700	NMI Holdings, Inc. Class A1	564,984
43,300	Western Union Co.[2]	544,281
		2,709,926
	Food Products — 1.2%
6,600	General Mills, Inc.[2]	428,406
	Gas Utilities — 1.0%
7,460	National Fuel Gas Co.[2]	351,814
	Ground Transportation — 1.6%
10,040	CSX Corp.[2]	358,428
11,200	RXO, Inc.[1,2]	232,960
		591,388
	Health Care Equipment & Supplies — 1.8%
8,420	Merit Medical Systems, Inc.[1]	659,286
	Health Care Providers & Services — 5.0%
7,780	Centene Corp.[1,2]	585,912
2,548	Molina Healthcare, Inc.[1,2]	908,209
16,160	Premier, Inc. Class A	349,379
		1,843,500
	Hotels, Restaurants & Leisure — 2.3%
32,660	International Game Technology PLC[2]	847,854
	Household Durables — 2.7%
19,300	Taylor Morrison Home Corp.[1,2]	1,006,302
	Household Products — 0.8%
1,800	Procter & Gamble Co.[2]	282,852
	Industrial REITs — 0.9%
8,580	STAG Industrial, Inc.[2]	316,945
	Insurance — 5.2%
9,920	Arch Capital Group Ltd.[1,2]	817,705
3,300	Axis Capital Holdings Ltd.	196,416
2,360	Brown & Brown, Inc.[2]	183,042
14,880	Unum Group[2]	719,299
		1,916,462
	Interactive Media & Service — 1.8%
28,280	Cargurus, Inc.[1]	657,227
	IT Services — 4.0%
1,600	Akamai Technologies, Inc.[1,2]	197,168
8,000	Amdocs Ltd.	733,440
7,220	Cognizant Technology Solutions Corp. Class A2	556,806
		1,487,414
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 3.0%
15,200	Gates Industrial Corp. PLC[1,2]	$195,776
2,700	ITT, Inc.[2]	326,106
5,820	PACCAR, Inc.[2]	584,270
		1,106,152
	Media — 6.6%
17,600	Comcast Corp. Class A2	819,104
7,460	Fox Corp. Class A	240,958
4,540	New York Times Co. Class A	220,462
6,780	Omnicom Group, Inc.	612,777
33,400	TEGNA, Inc.	520,706
		2,414,007
	Metals & Mining — 3.7%
11,960	Commercial Metals Co.	624,551
2,546	Reliance Steel & Aluminum Co.[2]	726,679
		1,351,230
	Multi-Utilities — 1.6%
22,020	NiSource, Inc.[2]	571,859
	Oil, Gas & Consumable Fuels — 2.8%
7,020	EQT Corp.[2]	248,508
4,720	HF Sinclair Corp.	266,633
3,100	Marathon Petroleum Corp.[2]	513,360
		1,028,501
	Personal Care Products — 2.8%
6,540	elf Beauty, Inc.[1,2]	1,043,326
	Pharmaceuticals — 3.5%
10,160	Amphastar Pharmaceuticals, Inc.[1]	542,138
9,100	Bristol-Myers Squibb Co.[2]	444,717
9,240	Perrigo Co. PLC	296,419
		1,283,274
	Professional Services — 4.3%
45,300	Clarivate PLC[1,3]	404,982
16,560	Genpact Ltd.[2]	594,504
4,940	Parsons Corp.[1,2]	321,841
2,200	TriNet Group, Inc.[1,2]	250,140
		1,571,467
	Residential REITs — 1.4%
14,400	American Homes 4 Rent Class A2	504,720
	Retail REITs — 2.4%
23,880	Kite Realty Group Trust	511,032
5,640	Regency Centers Corp. REIT[2]	353,459
		864,491
	Semiconductors & Semiconductor Equipment — 5.2%
21,620	Amkor Technology, Inc.	684,489
2,460	Diodes, Inc.[1]	165,607
8,340	Kulicke & Soffa Industries, Inc.	419,669
5,180	ON Semiconductor Corp.[1,2]	368,453
8,260	Veeco Instruments, Inc.[1]	263,329
		1,901,547
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 8.2%
18,060	Box, Inc. Class A1	$469,199
2,900	Dolby Laboratories, Inc. Class A	241,222
23,920	Dropbox, Inc. Class A1,2	757,785
17,120	PagerDuty, Inc.[1,3]	405,402
3,380	Progress Software Corp.	192,018
5,200	SPS Commerce, Inc.[1]	955,760
		3,021,386
	Specialized REITs — 0.7%
8,080	VICI Properties, Inc.[2]	243,370
	Specialty Retail — 3.2%
10,300	Guess?, Inc.	230,102
6,900	TJX Cos., Inc.[2]	654,879
7,300	Urban Outfitters, Inc.[1]	277,400
		1,162,381
	Technology Hardware, Storage & Peripherals — 2.9%
43,460	Hewlett Packard Enterprise Co.[2]	664,503
21,820	Xerox Holdings Corp.	402,797
		1,067,300
	Textiles, Apparel & Luxury Goods — 0.7%
3,920	Skechers USA, Inc. Class A1,2	244,765
	Trading Companies & Distributors — 2.2%
4,560	WESCO International, Inc.[2]	791,251
	TOTAL COMMON STOCKS (Cost $33,873,291)	47,636,979
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$76,072	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $76,076, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $63,300, coupon rate of 0.125%, due 7/15/26, market value of $77,653)	76,072
	TOTAL REPURCHASE AGREEMENT (Cost $76,072)	76,072
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.3%
849,790	State Street Navigator Securities Lending Government Money Market Portfolio[4]	849,790
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $849,790)	849,790
TOTAL LONG INVESTMENTS (Cost $34,799,153)	132.4%	$48,562,841
COMMON STOCKS SOLD SHORT* — (29.9)%
	Aerospace & Defense — (1.6)%
(640)	Boeing Co.[1]	(135,065)
(800)	HEICO Corp.	(143,672)
(280)	Northrop Grumman Corp.	(125,093)
(160)	TransDigm Group, Inc.	(174,829)
		(578,659)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (0.4)%
(3,500)	Glacier Bancorp, Inc.	$(135,310)
	Beverages — (0.4)%
(2,560)	Brown-Forman Corp. Class B	(140,544)
	Building Products — (0.6)%
(2,800)	Trex Co., Inc.[1]	(228,144)
	Capital Markets — (2.1)%
(1,700)	Charles Schwab Corp.	(106,964)
(300)	FactSet Research Systems, Inc.	(142,776)
(280)	Goldman Sachs Group, Inc.	(107,523)
(300)	Moody’s Corp.	(117,612)
(1,800)	Morgan Stanley	(157,032)
(520)	Morningstar, Inc.	(145,236)
		(777,143)
	Chemicals — (0.8)%
(2,760)	FMC Corp.	(155,112)
(1,600)	International Flavors & Fragrances, Inc.	(129,088)
		(284,200)
	Commercial Services & Supplies — (2.5)%
(1,900)	Casella Waste Systems, Inc. Class A1	(162,146)
(4,600)	Rollins, Inc.	(199,226)
(4,040)	Stericycle, Inc.[1]	(193,920)
(900)	UniFirst Corp.	(152,478)
(1,120)	Waste Management, Inc.	(207,906)
		(915,676)
	Construction & Engineering — (0.7)%
(1,140)	Dycom Industries, Inc.[1]	(127,338)
(2,100)	MasTec, Inc.[1]	(137,907)
		(265,245)
	Consumer Staples Distribution & Retail — (0.8)%
(960)	Dollar General Corp.	(126,787)
(6,780)	Walgreens Boots Alliance, Inc.	(153,025)
		(279,812)
	Distributors — (0.4)%
(400)	Pool Corp.	(148,500)
	Diversified Consumer Services — (0.3)%
(1,180)	Bright Horizons Family Solutions, Inc.[1]	(115,935)
	Electric Utilities — (1.3)%
(2,280)	MGE Energy, Inc.	(147,037)
(3,200)	NRG Energy, Inc.	(169,728)
(2,320)	Southern Co.	(161,287)
		(478,052)
	Electrical Equipment — (0.7)%
(1,100)	Regal Rexnord Corp.	(146,806)
(500)	Rockwell Automation, Inc.	(126,640)
		(273,446)
	Electronic Equipment, Instruments & Components — (1.0)%
(1,980)	Cognex Corp.	(71,557)
(4,840)	Corning, Inc.	(157,252)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
(620)	Zebra Technologies Corp. Class A1	$(148,521)
		(377,330)
	Food Products — (1.2)%
(780)	Hershey Co.	(150,961)
(800)	J&J Snack Foods Corp.	(127,384)
(860)	Lancaster Colony Corp.	(158,051)
		(436,396)
	Ground Transportation — (0.5)%
(740)	Norfolk Southern Corp.	(174,078)
	Health Care Equipment & Supplies — (1.2)%
(500)	Becton Dickinson & Co.	(119,405)
(400)	Cooper Cos., Inc.	(149,212)
(460)	Intuitive Surgical, Inc.[1]	(173,981)
		(442,598)
	Health Care REITs — (1.2)%
(8,640)	Healthcare Realty Trust, Inc. Class A	(139,190)
(2,660)	National Health Investors, Inc. REIT	(141,459)
(3,700)	Ventas, Inc.	(171,643)
		(452,292)
	Hotels, Restaurants & Leisure — (1.1)%
(1,300)	Churchill Downs, Inc.	(157,261)
(1,580)	Cracker Barrel Old Country Store, Inc.	(122,213)
(1,880)	Papa John’s International, Inc.	(138,143)
		(417,617)
	Household Durables — (0.4)%
(8,420)	Sonos, Inc.[1]	(131,184)
	Household Products — (0.4)%
(1,060)	Clorox Co.	(153,965)
	Independent Power & Renewable Electricity Producer — (0.2)%
(1,380)	Ormat Technologies, Inc.	(89,258)
	Insurance — (2.4)%
(3,860)	Kemper Corp.	(231,600)
(100)	Markel Group, Inc.[1]	(149,743)
(2,100)	Principal Financial Group, Inc.	(166,110)
(1,000)	Progressive Corp.	(178,250)
(800)	Travelers Cos., Inc.	(169,088)
		(894,791)
	Leisure Equipment & Products — (0.4)%
(3,040)	Hasbro, Inc.	(148,808)
	Machinery — (0.9)%
(700)	RBC Bearings, Inc.[1]	(187,978)
(1,620)	Stanley Black & Decker, Inc.	(151,146)
		(339,124)
	Metals & Mining — (0.4)%
(35,940)	Hecla Mining Co.	(136,931)
	Office REITs — (0.5)%
(6,260)	Vornado Realty Trust	(170,209)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (0.8)%
(2,700)	Occidental Petroleum Corp.	$(155,439)
(6,440)	Sitio Royalties Corp. Class A	(137,365)
		(292,804)
	Passenger Airlines — (0.4)%
(5,300)	Southwest Airlines Co.	(158,417)
	Personal Care Products — (0.4)%
(1,060)	Estee Lauder Cos., Inc. Class A	(139,909)
	Professional Services — (0.6)%
(900)	Equifax, Inc.	(219,906)
	Software — (0.5)%
(400)	Tyler Technologies, Inc.[1]	(169,100)
	Specialized REITs — (0.9)%
(1,420)	Digital Realty Trust, Inc.	(199,453)
(3,020)	PotlatchDeltic Corp.	(135,085)
		(334,538)
	Textiles, Apparel & Luxury Goods — (0.4)%
(8,220)	VF Corp.	(135,301)
	Trading Companies & Distributors — (1.0)%
(1,400)	McGrath RentCorp	(175,910)
(300)	United Rentals, Inc.	(187,620)
		(363,530)
	Water Utilities — (0.5)%
(3,660)	California Water Service Group	(165,688)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(11,619,838))	(10,964,440)
TOTAL SHORT INVESTMENTS (Proceeds $(11,619,838))	(29.9)%	$(10,964,440)
TOTAL INVESTMENTS (Cost $23,179,315)	102.5%	$37,598,401
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(926,567)
NET ASSETS	100.0%	$36,671,834

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $12,940,489.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 1.8%
35,456	RTX Corp.	$3,230,751
	Banks — 4.4%
24,556	JPMorgan Chase & Co.	4,281,584
23,861	PNC Financial Services Group, Inc.	3,608,022
		7,889,606
	Beverages — 1.8%
18,723	PepsiCo, Inc.	3,155,387
	Broadline Retail — 2.3%
25,943	Amazon.com, Inc.[1]	4,026,354
	Capital Markets — 3.1%
31,181	Charles Schwab Corp.	1,961,909
28,247	Intercontinental Exchange, Inc.	3,596,690
		5,558,599
	Chemicals — 1.4%
17,821	PPG Industries, Inc.	2,513,474
	Communications Equipment — 1.6%
58,512	Cisco Systems, Inc.	2,936,132
	Construction Materials — 3.2%
11,114	Martin Marietta Materials, Inc.	5,650,580
	Consumer Staples Distribution & Retail — 1.0%
13,912	Dollar General Corp.	1,837,358
	Electrical Equipment — 2.4%
26,226	AMETEK, Inc.	4,249,923
	Electronic Equipment, Instruments & Components — 3.3%
58,112	Amphenol Corp. Class A	5,875,123
	Financial Services — 6.1%
25,668	Global Payments, Inc.	3,419,747
16,516	Mastercard, Inc. Class A	7,419,483
		10,839,230
	Ground Transportation — 4.5%
10,825	Old Dominion Freight Line, Inc.	4,232,791
15,861	Union Pacific Corp.	3,868,974
		8,101,765
	Health Care Equipment & Supplies — 3.8%
36,450	Abbott Laboratories	4,124,318
7,976	Stryker Corp.	2,675,788
		6,800,106
	Health Care Providers & Services — 3.3%
17,698	Laboratory Corp. of America Holdings	3,934,265
3,793	UnitedHealth Group, Inc.	1,941,030
		5,875,295
	Hotels, Restaurants & Leisure — 4.7%
1,591	Booking Holdings, Inc.[1]	5,580,385
21,234	Yum! Brands, Inc.	2,749,590
		8,329,975
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 1.5%
27,691	Church & Dwight Co., Inc.	$2,764,946
	Insurance — 1.8%
13,199	Chubb Ltd.	3,233,755
	Interactive Media & Service — 5.6%
70,900	Alphabet, Inc. Class C1	10,053,620
	IT Services — 5.0%
11,042	Accenture PLC Class A	4,017,963
10,733	Gartner, Inc.[1]	4,909,704
		8,927,667
	Life Sciences Tools & Services — 3.5%
13,549	IQVIA Holdings, Inc.[1]	2,821,308
10,619	Waters Corp.[1]	3,373,763
		6,195,071
	Machinery — 1.9%
7,383	Parker-Hannifin Corp.	3,429,404
	Media — 2.4%
90,756	Comcast Corp. Class A	4,223,784
	Oil, Gas & Consumable Fuels — 2.6%
31,566	Chevron Corp.	4,653,775
	Pharmaceuticals — 4.4%
43,246	Bristol-Myers Squibb Co.	2,113,432
8,886	Eli Lilly & Co.	5,736,890
		7,850,322
	Software — 11.1%
8,282	Adobe, Inc.[1]	5,116,454
25,687	Microsoft Corp.	10,212,638
39,173	Oracle Corp.	4,375,624
		19,704,716
	Specialty Retail — 6.8%
6,638	Home Depot, Inc.	2,342,948
35,249	Ross Stores, Inc.	4,944,730
9,475	Ulta Beauty, Inc.[1]	4,756,924
		12,044,602
	Technology Hardware, Storage & Peripherals — 4.2%
40,199	Apple, Inc.	7,412,696
	TOTAL COMMON STOCKS (Cost $75,280,743)	177,364,016
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$1,023,030	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $1,023,075, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $850,700, coupon rate of 0.125%, due 7/15/26, market value of $1,043,593)	1,023,030
	TOTAL REPURCHASE AGREEMENT (Cost $1,023,030)	1,023,030
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $76,303,773)	100.1%	$178,387,046
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(117,532)
NET ASSETS	100.0%	$178,269,514

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.2%
	Automobile Components — 0.7%
70,934	LCI Industries	$7,893,536
	Banks — 9.4%
275,680	Ameris Bancorp	13,684,755
411,731	BankUnited, Inc.	11,635,518
371,677	Cathay General Bancorp	15,301,942
1,202,972	FNB Corp.	15,855,171
290,448	Hancock Whitney Corp.	13,102,109
264,492	Western Alliance Bancorp	16,916,909
144,553	Wintrust Financial Corp.	14,018,750
		100,515,154
	Beverages — 0.9%
654,518	Primo Water Corp.	9,542,872
	Biotechnology — 3.6%
430,751	Alkermes PLC[1]	11,651,814
303,653	Halozyme Therapeutics, Inc.[1,2]	10,278,654
1,171,868	Ironwood Pharmaceuticals, Inc.[1]	16,628,807
		38,559,275
	Broadline Retail — 1.0%
425,828	Kohl’s Corp.[2]	10,969,329
	Building Products — 2.0%
867,321	Hayward Holdings, Inc.[1,2]	10,858,859
121,282	Masonite International Corp.[1]	11,164,008
		22,022,867
	Capital Markets — 3.7%
92,640	Evercore, Inc. Class A	15,909,067
193,334	Stifel Financial Corp.	14,103,715
555,165	Virtu Financial, Inc. Class A	9,321,221
		39,334,003
	Chemicals — 1.0%
238,731	Ingevity Corp.[1]	10,399,122
	Construction & Engineering — 3.5%
173,418	Arcosa, Inc.	13,575,161
101,814	Dycom Industries, Inc.[1]	11,372,624
55,270	EMCOR Group, Inc.	12,607,640
		37,555,425
	Consumer Staples Distribution & Retail — 0.8%
330,056	Grocery Outlet Holding Corp.[1]	8,178,788
	Containers & Packaging — 2.4%
515,111	Graphic Packaging Holding Co.[2]	13,140,482
269,191	Silgan Holdings, Inc.	12,366,634
		25,507,116
	Diversified Consumer Services — 1.3%
418,891	Frontdoor, Inc.[1]	13,722,869
	Electric Utilities — 0.8%
201,166	Portland General Electric Co.	8,233,724
	Electrical Equipment — 1.2%
141,197	EnerSys	13,494,197
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 0.9%
705,313	TTM Technologies, Inc.[1]	$9,810,904
	Energy Equipment & Services — 2.3%
268,967	Helmerich & Payne, Inc.[2]	10,828,612
678,461	Liberty Energy, Inc.	14,105,204
		24,933,816
	Financial Services — 1.1%
408,150	Radian Group, Inc.	11,828,187
	Gas Utilities — 0.9%
238,311	New Jersey Resources Corp.	9,730,238
	Health Care Equipment & Supplies — 3.5%
91,297	CONMED Corp.	8,727,993
203,403	Globus Medical, Inc. Class A1	10,737,644
268,296	Integra LifeSciences Holdings Corp.[1]	10,772,085
453,576	Neogen Corp.[1,2]	7,030,428
		37,268,150
	Health Care Providers & Services — 3.9%
201,613	HealthEquity, Inc.[1]	15,237,911
984,799	NeoGenomics, Inc.[1]	14,624,265
1,165,155	R1 RCM, Inc.[1,2]	11,931,187
		41,793,363
	Health Care Technology — 2.0%
561,878	Certara, Inc.[1]	9,079,949
424,486	Evolent Health, Inc. Class A1	12,484,133
		21,564,082
	Hotel & Resort REITs — 1.1%
1,019,258	RLJ Lodging Trust	11,803,008
	Hotels, Restaurants & Leisure — 1.1%
190,201	Boyd Gaming Corp.	12,075,861
	Household Durables — 2.3%
284,184	La-Z-Boy, Inc.	9,892,445
419,562	Tri Pointe Homes, Inc.[1]	14,487,476
		24,379,921
	Household Products — 0.9%
296,714	Energizer Holdings, Inc.	9,382,097
	Industrial REITs — 1.8%
890,816	LXP Industrial Trust	8,097,518
305,665	STAG Industrial, Inc.	11,291,265
		19,388,783
	Insurance — 1.3%
230,703	Stewart Information Services Corp.	14,225,147
	Interactive Media & Services — 2.3%
624,533	Cargurus, Inc.[1]	14,514,147
154,398	Ziff Davis, Inc.[1]	10,406,425
		24,920,572
	IT Services — 1.3%
413,745	DigitalOcean Holdings, Inc.[1,2]	13,951,481
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Equipment & Products — 0.9%
223,095	YETI Holdings, Inc.[1,2]	$9,809,487
	Life Sciences Tools & Services — 3.1%
1,905,153	Maravai LifeSciences Holdings, Inc. Class A1	11,049,888
51,690	Medpace Holdings, Inc.[1]	15,071,770
79,884	Mesa Laboratories, Inc.	7,318,972
		33,440,630
	Machinery — 1.2%
273,442	Hillenbrand, Inc.	12,734,194
	Media — 1.2%
71,606	Nexstar Media Group, Inc.	12,725,102
	Multi-Utilities — 1.0%
199,910	Black Hills Corp.	10,347,342
	Office REITs — 0.9%
1,494,540	Piedmont Office Realty Trust, Inc. Class A	10,162,872
	Oil, Gas & Consumable Fuels — 3.6%
844,497	CNX Resources Corp.[1]	17,058,839
348,181	SM Energy Co.	12,910,552
701,285	Talos Energy, Inc.[1]	9,095,666
		39,065,057
	Pharmaceuticals — 2.3%
305,888	Pacira BioSciences, Inc.[1]	9,968,890
241,444	Prestige Consumer Healthcare, Inc.[1]	14,858,464
		24,827,354
	Professional Services — 3.9%
123,071	ASGN, Inc.[1]	11,423,450
41,844	CACI International, Inc. Class A1	14,383,038
653,623	Verra Mobility Corp.[1]	15,628,126
		41,434,614
	Real Estate Management & Development — 1.1%
1,087,060	Cushman & Wakefield PLC[1]	11,435,871
	Semiconductors & Semiconductor Equipment — 2.4%
182,593	Diodes, Inc.[1]	12,292,161
191,767	Rambus, Inc.[1]	13,141,792
		25,433,953
	Software — 5.3%
191,320	CommVault Systems, Inc.[1]	17,540,218
221,753	Progress Software Corp.	12,597,788
81,898	SPS Commerce, Inc.[1]	15,052,852
395,526	Verint Systems, Inc.[1]	11,743,167
		56,934,025
	Specialty Retail — 4.3%
67,802	Asbury Automotive Group, Inc.[1,2]	14,174,686
558,074	Foot Locker, Inc.[2]	15,715,364
459,393	Valvoline, Inc.[1]	16,763,251
		46,653,301
	Textiles, Apparel & Luxury Goods — 2.5%
272,995	Kontoor Brands, Inc.[2]	16,002,967
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — (Continued)
1,389,146	Under Armour, Inc. Class A1	$10,585,292
		26,588,259
	Trading Companies & Distributors — 5.5%
244,577	Beacon Roofing Supply, Inc.[1]	20,272,988
159,993	Boise Cascade Co.	21,672,652
96,891	WESCO International, Inc.	16,812,526
		58,758,166
	TOTAL COMMON STOCKS (Cost $803,789,320)	1,053,334,114
Face Amount
REPURCHASE AGREEMENT* — 1.9%
$19,700,299	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $19,701,174, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $16,380,200, coupon rate of 0.125%, due 7/15/26, market value of $20,094,353)	19,700,299
	TOTAL REPURCHASE AGREEMENT (Cost $19,700,299)	19,700,299
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.9%
42,084,946	State Street Navigator Securities Lending Government Money Market Portfolio[3]	42,084,946
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $42,084,946)	42,084,946
TOTAL INVESTMENTS (Cost $865,574,565)	104.0%	$1,115,119,359
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.0)	(42,746,878)
NET ASSETS	100.0%	$1,072,372,481

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.0%
4,278	RTX Corp.	$389,811
	Air Freight & Logistics — 1.4%
1,841	United Parcel Service, Inc. Class B	261,238
	Banks — 3.2%
3,475	JPMorgan Chase & Co.	605,901
	Beverages — 2.2%
2,545	PepsiCo, Inc.	428,909
	Biotechnology — 2.6%
1,615	Amgen, Inc.	507,530
	Capital Markets — 7.2%
1,066	Ameriprise Financial, Inc.	412,361
342	BlackRock, Inc.	264,814
5,129	Charles Schwab Corp.	322,717
4,425	Morgan Stanley	386,037
		1,385,929
	Chemicals — 3.5%
1,017	Air Products & Chemicals, Inc.	260,057
2,973	PPG Industries, Inc.	419,312
		679,369
	Communications Equipment — 2.0%
7,497	Cisco Systems, Inc.	376,199
	Consumer Staples Distribution & Retail — 1.6%
2,378	Dollar General Corp.	314,062
	Distributors — 1.7%
2,290	Genuine Parts Co.	321,127
	Electric Utilities — 2.0%
10,942	Exelon Corp.	380,891
	Electrical Equipment — 2.2%
1,739	Eaton Corp. PLC	427,933
	Electronic Equipment, Instruments & Components — 2.1%
2,800	TE Connectivity Ltd.	398,132
	Financial Services — 2.0%
6,302	Fidelity National Information Services, Inc.	392,363
	Food Products — 2.0%
5,002	Mondelez International, Inc. Class A	376,501
	Ground Transportation — 2.6%
2,007	Union Pacific Corp.	489,568
	Health Care Equipment & Supplies — 6.3%
4,218	Abbott Laboratories	477,267
1,408	Becton Dickinson & Co.	336,244
4,493	Medtronic PLC	393,317
		1,206,828
	Health Care Providers & Services — 2.2%
3,260	Quest Diagnostics, Inc.	418,682
	Hotels, Restaurants & Leisure — 4.7%
1,762	McDonald’s Corp.	515,773
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
4,195	Starbucks Corp.	$390,261
		906,034
	Household Products — 1.9%
2,271	Procter & Gamble Co.	356,865
	Insurance — 6.9%
4,825	Aflac, Inc.	406,941
3,386	Allstate Corp.	525,676
1,037	Everest Group Ltd.	399,214
		1,331,831
	IT Services — 2.4%
1,272	Accenture PLC Class A	462,855
	Machinery — 6.0%
1,262	Cummins, Inc.	301,997
1,312	Illinois Tool Works, Inc.	342,301
1,723	Snap-on, Inc.	499,549
		1,143,847
	Media — 4.3%
10,502	Comcast Corp. Class A	488,763
9,896	Interpublic Group of Cos., Inc.	326,469
		815,232
	Multi-Utilities — 2.4%
4,365	DTE Energy Co.	460,158
	Oil, Gas & Consumable Fuels — 4.9%
2,877	Chevron Corp.	424,156
3,505	Phillips 66	505,807
		929,963
	Personal Care Products — 1.7%
15,906	Kenvue, Inc.	330,209
	Pharmaceuticals — 3.6%
6,900	Bristol-Myers Squibb Co.	337,203
2,281	Johnson & Johnson	362,451
		699,654
	Professional Services — 1.9%
2,947	Paychex, Inc.	358,738
	Semiconductors & Semiconductor Equipment — 2.3%
2,810	Texas Instruments, Inc.	449,937
	Software — 2.5%
4,356	Oracle Corp.	486,565
	Specialty Retail — 3.4%
999	Home Depot, Inc.	352,607
2,098	Ross Stores, Inc.	294,307
		646,914
	Technology Hardware, Storage & Peripherals — 2.0%
4,297	NetApp, Inc.	374,698
	TOTAL COMMON STOCKS (Cost $13,523,315)	19,114,473
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$96,036	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $96,040, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $79,900, coupon rate of 0.125%, due 7/15/26, market value of $98,017)	$96,036
TOTAL REPURCHASE AGREEMENT (Cost $96,036)		96,036
TOTAL INVESTMENTS (Cost $13,619,351)	100.2%	$19,210,509
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(34,847)
NET ASSETS	100.0%	$19,175,662

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.4%
22,100	SPDR S&P 500 ETF Trust[1]	$10,671,648
30,000	Vanguard S&P 500 ETF[1]	13,314,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	23,986,248
Face Amount
U.S. TREASURY BILLS* — 20.4%
$41,500,000	U.S. Treasury Bill, 4.667% due 02/8/24[1]	41,457,652
36,000,000	U.S. Treasury Bill, 5.221% due 04/11/24[1]	35,634,845
34,500,000	U.S. Treasury Bill, 5.298% due 06/13/24[1]	33,852,299
	TOTAL U.S. TREASURY BILLS (Cost $110,937,432)	110,944,796
REPURCHASE AGREEMENT* — 0.1%
821,280	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $821,316, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $682,900, coupon rate of 0.125%, due 7/15/26, market value of $837,745)	821,280
	TOTAL REPURCHASE AGREEMENT (Cost $821,280)	821,280
TOTAL PURCHASED OPTIONS (Cost $435,464,158)	79.7%	434,095,210
TOTAL INVESTMENTS (Cost $553,653,479)	104.6%	$569,847,534
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.6)	(25,006,986)
NET ASSETS[2]	100.0%	$544,840,548

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $5,170,635 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	03/15/24	USD	4,022	$1,948,920,430	$349,733,010	$269,003,386	$80,729,624
S&P 500 Index	OCC**	1,000.00	03/15/24	USD	58	28,104,770	22,301,870	19,688,738	2,613,132
TOTAL CALLS						$1,977,025,200	$372,034,880	$288,692,124	$83,342,756
PUTS:
S&P 500 Index	OCC**	5,000.00	03/15/24	USD	4,022	1,948,920,430	62,059,460	146,764,146	(84,704,686)
S&P 500 Index	OCC**	2,000.00	03/15/24	USD	58	28,104,770	870	7,888	(7,018)
TOTAL PUTS						$1,977,025,200	$62,060,330	$146,772,034	$(84,711,704)
TOTAL PURCHASED OPTIONS						$3,954,050,400	$434,095,210	$435,464,158	$(1,368,948)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	03/15/24	USD	58	28,104,770	(16,542,760)	(14,005,202)	(2,537,558)
S&P 500 Index	OCC**	5,000.00	03/15/24	USD	4,022	1,948,920,430	(10,899,620)	(7,242,496)	(3,657,124)
TOTAL CALLS						$1,977,025,200	$(27,442,380)	$(21,247,698)	$(6,194,682)
PUTS:
S&P 500 Index	OCC**	4,700.00	02/16/24	USD	273	132,286,245	(288,015)	(291,340)	3,325
S&P 500 Index	OCC**	4,700.00	02/16/24	USD	20	9,691,300	(22,200)	(21,485)	(715)
S&P 500 Index	OCC**	4,750.00	02/16/24	USD	10	4,845,650	(17,550)	(17,185)	(365)
S&P 500 Index	OCC**	4,750.00	02/16/24	USD	38	18,413,470	(64,030)	(66,386)	2,356
S&P 500 Index	OCC**	4,755.00	02/16/24	USD	10	4,845,650	(18,400)	(18,185)	(215)
S&P 500 Index	OCC**	4,800.00	02/16/24	USD	110	53,302,150	(304,700)	(323,436)	18,736
S&P 500 Index	OCC**	4,900.00	02/16/24	USD	38	18,413,470	(272,270)	(193,306)	(78,964)
S&P 500 Index	OCC**	1,000.00	03/15/24	USD	58	28,104,770	(290)	(1,102)	812
S&P 500 Index	OCC**	4,000.00	03/15/24	USD	4,022	1,948,920,430	(1,447,920)	(12,839,495)	11,391,575
TOTAL PUTS						$2,218,823,135	$(2,435,375)	$(13,771,920)	$11,336,545
TOTAL WRITTEN OPTIONS						$4,195,848,335	$(29,877,755)	$(35,019,618)	$5,141,863

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 21.1%
9,700	iShares MSCI EAFE ETF	$727,597
116,600	iShares MSCI Emerging Markets ETF	4,476,274
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,200,078)	5,203,871
Face Amount
U.S. TREASURY BILLS* — 18.9%
$2,450,000	U.S. Treasury Bill, 4.667% due 02/8/24[1]	2,447,500
2,250,000	U.S. Treasury Bill, 5.298% due 06/13/24[1]	2,207,759
	TOTAL U.S. TREASURY BILLS (Cost $4,654,566)	4,655,259
REPURCHASE AGREEMENT* — 0.6%
133,594	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $133,600, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $111,100, coupon rate of 0.125%, due 7/15/26, market value of $136,292)	133,594
	TOTAL REPURCHASE AGREEMENT (Cost $133,594)	133,594
TOTAL PURCHASED OPTIONS (Cost $15,681,582)	62.6%	15,410,115
TOTAL INVESTMENTS (Cost $25,669,820)	103.2%	$25,402,839
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.2)	(785,766)
NET ASSETS[2]	100.0%	$24,617,073

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $241,382 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	03/15/24	USD	143	$69,292,795	$12,434,565	$7,307,275	$5,127,290
S&P 500 Index	OCC**	1,000.00	03/15/24	USD	2	969,130	769,030	678,935	90,095
TOTAL CALLS						$70,261,925	$13,203,595	$7,986,210	$5,217,385
PUTS:
S&P 500 Index	OCC**	5,000.00	03/15/24	USD	143	69,292,795	2,206,490	7,695,087	(5,488,597)
S&P 500 Index	OCC**	2,000.00	03/15/24	USD	2	969,130	30	285	(255)
TOTAL PUTS						$70,261,925	$2,206,520	$7,695,372	$(5,488,852)
TOTAL PURCHASED OPTIONS						$140,523,850	$15,410,115	$15,681,582	$(271,467)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	03/15/24	USD	2	969,130	(570,440)	(482,925)	(87,515)
S&P 500 Index	OCC**	5,000.00	03/15/24	USD	143	69,292,795	(387,530)	(125,921)	(261,609)
TOTAL CALLS						$70,261,925	$(957,970)	$(608,846)	$(349,124)
PUTS:
iShares MSCI EAFE ETF	OCC**	73.00	02/16/24	USD	270	2,025,810	(6,885)	(15,055)	8,170
Russell 2000 Index	OCC**	1,950.00	02/16/24	USD	10	1,947,340	(35,100)	(24,885)	(10,215)
S&P 500 Index	OCC**	1,000.00	03/15/24	USD	2	969,130	(10)	(25)	15
S&P 500 Index	OCC**	4,000.00	03/15/24	USD	143	69,292,795	(51,480)	(854,740)	803,260
TOTAL PUTS						$74,235,075	$(93,475)	$(894,705)	$801,230
TOTAL WRITTEN OPTIONS						$144,497,000	$(1,051,445)	$(1,503,551)	$452,106

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 14.2%
	Federal Home Loan Bank — 8.1%
$8,000,000	2.750% due 12/13/24	$7,861,646
8,000,000	0.375% due 9/23/25[1]	7,495,072
11,500,000	3.250% due 11/16/28[1]	11,196,368
4,000,000	6.250% due 7/15/32[1]	4,625,734
		31,178,820
	Federal National Mortgage Association — 6.1%
6,000,000	2.625% due 9/6/24[1]	5,912,148
3,960,000	2.125% due 4/24/26	3,789,183
12,000,000	5.625% due 7/15/37[1]	13,629,887
		23,331,218
	TOTAL AGENCY NOTES (Cost $56,674,081)	54,510,038
MORTGAGE-BACKED SECURITIES*,2 — 36.6%
	Federal Home Loan Mortgage Corporation — 16.7%
1,131,675	# J38111, 3.000% due 12/1/32	1,082,760
116,864	# A69653, 5.500% due 12/1/37	120,062
134,452	# A73370, 5.000% due 2/1/38	135,853
108,871	# A90421, 4.500% due 12/1/39	108,496
434,413	# A97620, 4.500% due 3/1/41	432,916
719,461	# C03770, 3.500% due 2/1/42	674,447
338,919	# Q07651, 3.500% due 4/1/42	321,229
795,499	# Q41208, 3.500% due 6/1/46	739,335
3,193,948	# G08737, 3.000% due 12/1/46	2,856,036
1,134,531	# Q45735, 3.000% due 1/1/47	1,013,965
1,957,341	# Q46279, 3.500% due 2/1/47	1,815,530
2,056,442	# Q47596, 4.000% due 4/1/47	1,979,209
6,768,435	# RA3173, 3.000% due 7/1/50	5,956,684
10,264,676	# SD8152, 3.000% due 6/1/51	9,004,413
6,738,163	# SD8196, 3.500% due 2/1/52	6,148,901
13,726,632	# SD8201, 3.000% due 3/1/52	12,014,484
4,634,420	# SD1117, 4.500% due 6/1/52	4,492,631
4,606,998	# SD8257, 4.500% due 10/1/52	4,454,881
7,321,668	# SD8277, 5.500% due 12/1/52	7,355,804
3,456,099	# QF6499, 5.000% due 1/1/53	3,435,906
		64,143,542
	Federal National Mortgage Association — 19.9%
5	# 125275, 7.000% due 3/1/24	5
149,004	# AB3900, 3.000% due 11/1/26	145,186
168,517	# AK4751, 3.000% due 4/1/27	163,264
392,679	# AO0533, 3.000% due 6/1/27	381,634
1,221,670	# BC2462, 3.000% due 2/1/31	1,173,874
2,963,845	# AS7429, 2.500% due 6/1/31	2,802,663
1,926,096	# MA3391, 3.000% due 6/1/33	1,832,219
148,446	# 973241, 5.000% due 3/1/38	149,775
149,076	# AD7128, 4.500% due 7/1/40	148,163
7,804,471	# MA4152, 2.000% due 10/1/40	6,702,901
1,426,345	# AH1568, 4.500% due 12/1/40	1,419,402
523,674	# AH6991, 4.000% due 1/1/41	504,688
429,279	# AH4004, 4.500% due 3/1/41	427,191
329,786	# AH8351, 4.000% due 3/1/41	317,350
408,472	# AJ1315, 4.000% due 9/1/41	393,908
518,664	# AI8779, 4.000% due 11/1/41	499,102
726,080	# AJ5958, 4.000% due 12/1/41	698,691
258,881	# AK5070, 3.500% due 3/1/42	241,775
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$1,063,533	# AK5426, 3.500% due 3/1/42	$994,611
2,934,198	# AT7682, 3.500% due 6/1/43	2,740,874
1,289,589	# AS6326, 3.500% due 12/1/45	1,194,547
1,044,034	# AS6881, 3.500% due 3/1/46	967,085
1,369,536	# BC0960, 4.000% due 6/1/46	1,317,541
762,464	# AS8966, 4.000% due 3/1/47	732,492
953,724	# AS9988, 4.500% due 7/1/47	939,236
1,376,561	# MA3210, 3.500% due 12/1/47	1,272,528
1,153,418	# BJ9251, 3.500% due 6/1/48	1,068,379
4,388,513	# FM3727, 3.000% due 7/1/50	3,872,821
4,695,442	# BQ2863, 2.500% due 9/1/50	3,984,829
8,164,036	# CA7231, 2.500% due 10/1/50	6,916,636
10,374,187	# MA4847, 6.000% due 11/1/52	10,546,125
11,599,524	# FS5432, 6.000% due 8/1/53	11,761,409
10,079,850	# MA5138, 5.500% due 9/1/53	10,107,725
		76,418,629
	Government National Mortgage Association — 0.0%
124,282	# 698235, 5.000% due 6/15/39	126,662
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $153,610,314)	140,688,833
CORPORATE NOTES* — 24.1%
	Banking — 2.7%
5,000,000	Bank of America Corp., (3 mo. SOFR + 1.77%), 3.705% due 4/24/28[3]	4,805,851
6,000,000	JPMorgan Chase & Co., (3 mo. SOFR + 1.21%), 3.509% due 1/23/29[3]	5,703,299
		10,509,150
	Beverages, Food & Tobacco — 2.4%
10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30	9,184,756
	Computer Software & Processing — 4.0%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	608,356
7,900,000	Meta Platforms, Inc., 3.850% due 8/15/32	7,470,062
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,296,777
		15,375,195
	Electric Utilities — 2.3%
4,140,000	DTE Electric Co., 4.300% due 7/1/44	3,640,781
5,000,000	Duke Energy Progress LLC, 5.350% due 3/15/53	5,000,095
		8,640,876
	Electronics — 1.9%
4,000,000	Emerson Electric Co., 1.800% due 10/15/27	3,653,683
4,000,000	QUALCOMM, Inc., 1.300% due 5/20/28	3,533,172
		7,186,855
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Financial Services — 2.6%
$5,000,000	Bank of America Corp., (SOFR + 1.33%), 2.972% due 2/4/33[3]	$4,265,527
5,901,000	BlackRock, Inc., 4.750% due 5/25/33	5,909,160
		10,174,687
	Heavy Machinery — 0.9%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	3,624,358
	Insurance — 1.3%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	4,856,269
	Media - Broadcasting & Publishing — 1.7%
7,000,000	Comcast Corp., 3.150% due 2/15/28	6,657,144
	Oil & Gas — 1.2%
5,000,000	Exxon Mobil Corp., 4.227% due 3/19/40	4,608,011
	Pharmaceuticals — 2.1%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	3,048,566
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,894,090
		7,942,656
	Transportation — 1.0%
4,000,000	United Parcel Service, Inc., 3.400% due 3/15/29	3,846,600
	TOTAL CORPORATE NOTES (Cost $98,805,625)	92,606,557
U.S. TREASURY NOTES/BONDS* — 23.6%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,302,969
4,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	3,736,406
4,000,000	U.S. Treasury Bonds, 4.375% due 11/15/39	4,108,438
4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	3,425,938
5,000,000	U.S. Treasury Bonds, 3.250% due 5/15/42	4,329,492
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	8,296,523
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	6,969,922
9,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	7,203,516
5,000,000	U.S. Treasury Bonds, 3.125% due 5/15/48	4,073,047
5,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	4,895,508
10,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	9,481,250
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$8,000,000	U.S. Treasury Notes, 2.750% due 5/31/29	$7,560,625
7,000,000	U.S. Treasury Notes, 3.250% due 6/30/29	6,778,242
4,000,000	U.S. Treasury Notes, 0.625% due 5/15/30	3,272,656
10,000,000	U.S. Treasury Notes, 1.875% due 2/15/32	8,590,234
4,000,000	U.S. Treasury Notes, 3.875% due 8/15/33	3,976,250
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $103,650,232)	91,001,016
REPURCHASE AGREEMENT* — 0.8%
3,126,731	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $3,126,870, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $2,599,800, coupon rate of 0.125%, due 7/15/26, market value of $3,189,296)	3,126,731
	TOTAL REPURCHASE AGREEMENT (Cost $3,126,731)	3,126,731
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.5%
21,031,184	State Street Navigator Securities Lending Government Money Market Portfolio[4]	21,031,184
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $21,031,184)	21,031,184
TOTAL INVESTMENTS (Cost $436,898,167)	104.8%	$402,964,359
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.8)	(18,279,017)
NET ASSETS	100.0%	$384,685,342

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2024.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2024.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 1.5%
	Health Care Services — 1.5%
$500,000	CommonSpirit Health, 6.073% due 11/1/27	$518,431
	TOTAL CORPORATE NOTES (Cost $500,000)	518,431
MUNICIPAL BONDS* — 84.0%
	Alabama — 1.2%
250,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series C, 5.500% due 6/1/26	256,839
150,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series D1, 4.000% due 12/1/24	150,443
		407,282
	Arizona — 1.5%
500,000	Chandler Industrial Development Authority, AZ, Intel Corporation Project, Revenue Bonds, 3.800% due 12/1/35[1]	507,549
	California — 5.1%
500,000	California Community Choice Financing Authority, Revenue Bonds, 5.000% due 10/1/28	522,497
500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, AMT, Series A, 5.000% due 5/15/25	510,790
450,000	Golden State Tobacco Securitization Corp., CA, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	428,413
250,000	San Diego County Regional Airport Authority, CA, Revenue Bonds, AMT, 5.000% due 7/1/28	267,337
		1,729,037
	Colorado — 2.2%
750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 3.908% due 9/1/39[2]	748,267
	Connecticut — 1.5%
250,000	State of Connecticut, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/28	275,498
250,000	University of Connecticut, Revenue Bonds, Series A, Refunded 2/16/24 @ 100, 5.000% due 8/15/26	250,168
		525,666
	District Of Columbia — 1.5%
500,000	Metropolitan Washington Airports Authority, DC, Aviation Revenue, Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	504,725
	Florida — 8.8%
230,000	City of Fort Myers, FL, Utility System Revenue, Revenue Bonds, Series A, 4.000% due 10/1/25	233,734
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	504,244
250,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	257,839
290,000	Florida Department of Management Services, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	313,643
500,000	Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Series A-1, 5.000% due 9/1/26	520,316
390,000	Manatee County Port Authority, FL, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	379,167
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$515,000	Miami-Dade County Expressway Authority, FL, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	$518,348
260,000	School Board of Miami-Dade County, FL, Certificate Participation, Refunding, Series D, 5.000% due 2/1/26	269,446
		2,996,737
	Georgia — 2.4%
525,000	City of Atlanta, GA, Department of Aviation, Revenue Bonds, AMT, Series C, 5.000% due 7/1/27	554,974
160,000	Main Street Natural Gas, Inc., GA, Revenue Bonds, Series E-1, 5.000% due 12/1/28	167,647
105,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	101,609
		824,230
	Hawaii — 0.8%
275,000	State of Hawaii, General Obligation Unlimited, Series GM, 5.000% due 10/1/27	282,358
	Illinois — 8.3%
500,000	Chicago Midway International Airport, IL, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 1/1/28	530,051
130,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 1/1/28	139,292
390,000	Metropolitan Pier and Exposition Authority, IL, Revenue Bonds, Refunding, 5.000% due 12/15/27	415,627
500,000	State of Illinois, General Obligation Unlimited, Refunding, Series C, 4.000% due 3/1/24	500,172
	State of Illinois, General Obligation Unlimited, Series A:
350,000	5.000% due 12/1/24	354,558
400,000	5.000% due 3/1/25	406,950
500,000	State of Illinois, Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	492,375
		2,839,025
	Kentucky — 3.7%
400,000	Kentucky Public Energy Authority, Revenue Bonds, Refunding, Series A-1, 5.000% due 8/1/28	412,440
435,000	Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000% due 4/1/48[1]	435,575
285,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	288,412
125,000	Louisville & Jefferson County Metropolitan Government, KY, Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/24	126,346
		1,262,773
	Louisiana — 1.2%
400,000	Ernest N Morial New Orleans Exhibition Hall Authority, LA, Special Tax, Refunding, 5.000% due 7/15/25	408,770
	Michigan — 1.5%
500,000	Eaton Rapids Public Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/25	505,896
	Minnesota — 1.7%
565,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 1/1/26	580,173
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Mississippi — 0.7%
$250,000	Mississippi Development Bank, Jackson Public School District, Revenue Bonds, General Obligation (BAM Insured), 5.000% due 10/1/24	$253,038
	Nebraska — 1.6%
500,000	Nebraska Public Power District, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/28	543,887
	Nevada — 1.5%
300,000	County of Clark, NV, Department of Aviation, Revenue Bonds, AMT, Refunding, 5.000% due 7/1/24	301,579
195,000	Las Vegas Valley Water District, NV, General Obligation Limited, Series A, 5.000% due 6/1/26	200,158
		501,737
	New Jersey — 7.3%
195,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series B, 4.000% due 11/1/25	198,530
510,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series RRR, 5.000% due 3/1/25	520,500
375,000	New Jersey Economic Development Authority, State Government Building Project, Revenue Bonds, Series A, 5.000% due 6/15/25	384,982
350,000	New Jersey Economic Development Authority, State Lease Revenue, Green Bond Offshore Wind Port Project, Revenue Bonds, 4.914% due 3/1/24	349,760
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Series-AA, 5.000% due 6/15/27	534,913
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A-1, 5.000% due 6/15/24	503,083
		2,491,768
	New York — 1.5%
500,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	527,446
	Oregon — 0.9%
285,000	Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Series A, 5.000% due 9/1/28	300,405
	Pennsylvania — 7.8%
500,000	Allegheny County Higher Education Building Authority, PA, Revenue Bonds, (SOFR*0.70+0.29%), 4.007% due 2/1/33[2]	493,006
325,000	Allegheny County Hospital Development Authority, PA, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A, 5.000% due 7/15/25	333,754
215,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding (State Aid Withholding), 1.972% due 6/1/24	212,877
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	517,521
400,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, Series 2, 5.000% due 1/15/28	425,775
125,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/26	130,961
325,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/26	338,892
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$190,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series A-2, 5.000% due 12/1/24	$193,007
		2,645,793
	South Carolina — 2.5%
250,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/24	252,743
400,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	404,389
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	202,194
		859,326
	Tennessee — 2.2%
250,000	County of Hamilton, TN, General Obligation Unlimited, Series A, 5.000% due 4/1/25	256,038
500,000	Metropolitan Government of Nashville & Davidson County, TN, General Obligation Unlimited, Refunding, 5.000% due 1/1/25	509,362
		765,400
	Texas — 10.6%
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	170,804
190,000	County of Williamson, TX, General Obligation Limited, Refunding, 5.000% due 2/15/26	193,484
500,000	Dallas Fort Worth International Airport, TX, Revenue Bonds, Refunding, AMT, Series C, 5.000% due 11/1/26	522,368
175,000	Lago Vista Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/27	188,413
250,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24	251,213
500,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	532,471
475,000	San Antonio Water System, TX, Revenue Bonds, Series A, Refunding, 5.000% due 5/15/26	498,311
500,000	San Marcos Consolidated Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/28	550,335
500,000	State of Texas, General Obligation Unlimited, Refunding, Series B, 4.000% due 8/1/27	506,062
200,000	Waco Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/25	205,979
		3,619,440
	Virginia — 1.8%
585,000	Virginia College Building Authority, Revenue Bonds, Refunding, Series B (State Intercept), 5.000% due 9/1/26	604,821
	Wisconsin — 4.2%
215,000	City of Eau Claire, WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	213,961
300,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	305,070
410,000	City of West Allis, WI, General Obligation Unlimited, Refunding, 2.250% due 4/1/28	384,559
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
$220,000	5.000% due 11/15/25	$222,439
300,000	5.000% due 11/15/26	303,633
		1,429,662
	TOTAL MUNICIPAL BONDS (Cost $28,731,409)	28,665,211
U.S. TREASURY BILLS* — 13.7%
2,745,000	U.S. Treasury Bill, 5.241% due 5/9/24	2,706,348
1,500,000	U.S. Treasury Bill, 5.270% due 5/16/24	1,477,323
500,000	U.S. Treasury Bill, 4.830% due 12/26/24	479,195
	TOTAL U.S. TREASURY BILLS (Cost $4,662,992)	4,662,866
REPURCHASE AGREEMENT* — 0.1%
32,879	With Fixed Income Clearing Corp., dated 1/31/24, 1.60%, principal and interest in the amount of $32,881, due 2/1/24, (collateralized by a U.S. Treasury Note with a par value of $27,400, coupon rate of 0.125%, due 7/15/26, market value of $33,613)	32,879
	TOTAL REPURCHASE AGREEMENT (Cost $32,879)	32,879
TOTAL INVESTMENTS (Cost $33,927,280)	99.3%	$33,879,387
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	246,010
NET ASSETS	100.0%	$34,125,397

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2024.
[2]	Floating Rate Bond. Rate shown is as of January 31, 2024.

Abbreviations:
AMT — Alternative Minimum Tax
BAM — Build America Mutual
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.7%
	Health Care Services — 0.1%
$300,000	Tower Health, 4.451% due 2/1/50	$138,393
	Lodging — 0.6%
1,000,000	Wild Rivers Water Park, 8.500% due 11/1/51[1]	728,466
	TOTAL CORPORATE NOTES (Cost $989,442)	866,859
MUNICIPAL BONDS* — 95.0%
	Alabama — 0.4%
500,000	Montgomery Medical Clinic Board, AL, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	450,671
	Arizona — 3.8%
555,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series A, 7.750% due 7/1/50[2,3]	33,300
500,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series C, 6.750% due 7/1/30[2,3]	30,000
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[2]	193,707
500,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/42	456,066
100,000	Arizona Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 7/1/51[2]	86,252
250,000	Glendale Industrial Development Authority, AZ, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	234,220
500,000	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	501,940
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
70,000	5.750% due 7/1/24[2]	70,332
500,000	6.750% due 7/1/44[2]	503,407
500,000	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	479,804
110,000	Industrial Development Authority of the County of Pima, AZ, Education Revenue, Revenue Bonds, 4.000% due 6/15/41[2]	92,558
290,000	La Paz County Industrial Development Authority, AZ, Revenue Bonds,Series A, 5.000% due 2/15/46[2]	247,861
750,000	Maricopa County Industrial Development Authority, AZ, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	752,163
500,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, AMT, 4.000% due 10/15/47[2]	443,712
375,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	380,480
150,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, 5.000% due 12/1/54	128,099
250,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/38	214,350
		4,848,251
See Notes to Schedules of Portfolio Investments
65

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arkansas — 0.8%
$1,000,000	Arkansas Development Finance Authority, Revenue Bonds, 7.375% due 7/1/48[2]	$1,076,146
	California — 7.8%
987,191	ARC70 II Trust, CA, Revenue bonds, Class A, 4.840% due 4/1/65[2,4]	997,995
2,500,000	California Community Housing Agency, Revenue Bonds, Series A-2, 0.000% due 8/1/65[2,5]	144,442
1,000,000	California Community Housing Agency, Revenue Bonds, Series B, 5.500% due 2/1/40[2]	931,524
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[2]	235,970
328,640	California Housing Finance Agency, Revenue Bonds, Series A-3, Class A, 3.250% due 8/20/36	304,767
1,850,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[2,5]	93,236
360,000	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/36	366,013
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	335,047
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	255,901
645,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	595,660
110,000	Chino Valley Unified School District, CA, General Obligation Unlimited, Election of 2016, Series C, 0.000% due 8/1/35[5]	72,196
250,000	City & County of San Francisco Community Facilities District No. 2016-1, CA, Special Tax, Revenue Bond, Series 2022-A, 4.000% due 9/1/42[2]	231,415
465,000	CMFA Special Finance Agency XII, CA, Revenue Bonds, Series A-1, 3.250% due 2/1/57[2]	333,563
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
500,000	3.250% due 7/1/56[2]	338,596
200,000	4.000% due 9/1/56[2]	148,023
500,000	3.250% due 4/1/57[2]	347,538
500,000	3.250% due 5/1/57[2]	338,215
500,000	3.125% due 6/1/57[2]	325,557
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[2]	72,338
4,000,000	Golden State Tobacco Securitization Corp., CA, Revenue Bonds, Refunding,Series B-2, 0.000% due 6/1/66[5]	462,892
	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A:
600,000	5.000% due 7/1/45[2]	542,901
500,000	5.000% due 7/1/61[2]	427,072
720,000	Madera Unified School District, CA, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[5]	587,355
250,000	River Islands Public Financing Authority, CA, Special Tax, Series 1, 4.000% due 9/1/41	233,380
500,000	River Islands Public Financing Authority, CA, Special Tax, Series A, 5.000% due 9/1/48	505,014
500,000	River Islands Public Financing Authority, CA, Special Tax, Series B, 5.750% due 9/1/52	511,696
200,000	Seal Beach Community Facilities District No. 2005-1, CA, Special Tax, Refunding, 3.000% due 9/1/29	195,743
		9,934,049
See Notes to Schedules of Portfolio Investments
66

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — 4.8%
$500,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	$523,230
206,000	Bradburn Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	199,227
417,000	Buffalo Ridge Metropolitan District, CO, General Obligation Limited, Series B, 7.375% due 12/15/47	409,454
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series 2023-A:
55,000	4.000% due 5/15/41	48,332
215,000	4.000% due 5/15/48	174,777
500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	502,785
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 1/1/37	400,127
35,000	4.000% due 1/1/42	29,813
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	248,504
750,000	Longs Peak Metropolitan District, CO, General Obligation Limited, Series 2021, 5.250% due 12/1/51[2]	647,518
500,000	Parkside at City Centre Business Improvement District, CO, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	490,705
200,000	Rampart Range Metropolitan District No. 5, CO, Revenue Bonds, 4.000% due 12/1/51	147,009
500,000	Senac South Metropolitan District No.1, CO, General Obligation Limited, Series A-3, 5.250% due 12/1/51	441,120
	Southlands Metropolitan District No. 1, CO, General Obligation Unlimited, Series A-2:
160,000	3.500% due 12/1/27	153,446
325,000	5.000% due 12/1/47	313,297
	Vauxmont Metropolitan District, CO, General Obligation Limited, Refunding, (AGMC Insured):
250,000	5.000% due 12/1/32	277,880
160,000	5.000% due 12/15/32	167,046
500,000	Waterfront at Foster Lake Metropolitan District No.2, CO, Revenue Bonds, Series 2022, 4.625% due 12/1/28	468,678
500,000	Westerly Metropolitan District No. 4, CO, General Obligation Limited, Series A-1, 5.000% due 12/1/50	442,067
		6,085,015
	Connecticut — 0.5%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	345,951
165,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[2]	150,935
125,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	103,419
45,000	Steel Point Infrastructure Improvement District, CT, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51[2]	34,912
		635,217
	Delaware — 0.4%
498,611	Affordable Housing Tax-Exempt Bond Pass-Thru Trust, DE, Revenue Bonds, Series 2023-0001, 6.000% due 10/5/40[2]	511,169
	District Of Columbia — 2.9%
2,000,000	District of Columbia Income Tax Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/35[6]	2,418,013
See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	District Of Columbia — (Continued)
$3,415,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[5]	$832,597
1,000,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series C, 0.000% due 6/15/55[5]	109,589
500,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series D, 0.000% due 6/15/55[5]	49,273
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	233,710
		3,643,182
	Florida — 7.4%
105,000	Alachua County Health Facilities Authourity, FL, Revenue Bonds, Series 2021, 4.000% due 10/1/40	91,170
60,000	Capital Trust Agency Inc., FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Project, Revenue Bonds, Series A, 4.000% due 12/15/24	59,768
160,000	Capital Trust Agency Inc., FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	157,959
6,500,000	Capital Trust Agency Inc., FL, Revenue Bonds, Series B, 0.000% due 7/1/61[2,5]	430,818
250,000	Capital Trust Agency Inc., FL, Viera Charter Schools Inc Project, Revenue Bonds, Series A, 5.000% due 10/15/49[2]	230,309
	City of Atlantic Beach, FL, Healthcare Facilities, Fleet Landing Project, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	519,452
250,000	5.000% due 11/15/53	236,308
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021-A, 4.000% due 9/1/56	371,807
1,000,000	County of Palm Beach FL, Revenue Bonds, 5.000% due 4/1/39[2]	999,932
250,000	Florida Development Finance Corp., Educational Facilities Revenue, Central Charter School Project, Revenue Bonds, Refunding, 6.000% due 8/15/57[2]	241,262
500,000	Florida Development Finance Corp., Educational Facilities Revenue, Cornerstone Charter Academy Project, Revenue Bonds, Series 2022, 5.000% due 10/1/42[2]	480,034
100,000	Florida Development Finance Corp., Educational Facilities Revenue, IPS Florida LLC-IDEA Project, Revenue Bonds, Series 2022, 5.250% due 6/15/29[2]	101,690
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Project, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[2]	124,974
225,000	Florida Development Finance Corp., Educational Facilities Revenue, UF Health Jacksonville Project, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/52	171,587
670,000	Florida Development Finance Corp., Revenue Bonds, AMT, 7.375% due 1/1/49[2]	680,669
765,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 7/1/52	738,463
300,000	Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Lakewood National & Polo Run Project, 5.375% due 5/1/47	304,018
285,000	Lee County Industrial Development Authority, FL, Healthcare Facilities, Healthpark Florida Inc Project, Revenue Bonds, Series A, 5.250% due 10/1/57	237,198
55,000	Palm Beach County Health Facilities Authority, FL, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	54,231
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series A:
$100,000	11.500% due 7/1/27[2]	$114,772
145,000	5.000% due 6/1/55	128,323
875,000	Pinellas County Industrial Development Authority, FL, Revenue Bonds, 5.000% due 7/1/29	897,127
	Sarasota County Health Facilities Authority, FL, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	544,819
250,000	5.000% due 1/1/42	236,404
210,000	Sawyers Landing Community Development District, FL, Special Assessment, 4.250% due 5/1/53	162,651
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Tax Allocation, Series A-1, 5.000% due 3/1/30[2]	500,508
125,000	Town Center at Palm Coast Community Development District, FL, Special Assessment, 6.000% due 5/1/36	125,066
500,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment, Refunding, 4.125% due 5/1/37	468,100
		9,409,419
	Georgia — 0.9%
	DeKalb County Housing Authority, GA, Revenue Bonds:
100,000	7.000% due 6/1/41[2]	100,549
430,000	6.170% due 6/1/53[2]	432,456
310,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	309,613
340,000	Macon-Bibb County Urban Development Authority, GA, Revenue Bonds, Series A, 5.750% due 6/15/37[2]	349,598
		1,192,216
	Guam — 0.2%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	176,661
105,000	Territory of Guam, Revenue Bonds, Refunding, Series F, 4.000% due 1/1/36	106,077
		282,738
	Idaho — 1.2%
500,000	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A, 4.750% due 7/1/44	498,344
250,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/40[2]	242,100
735,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[2]	760,813
		1,501,257
	Illinois — 4.0%
100,000	Chicago Board of Education, IL, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	104,409
170,000	Chicago Board of Education, IL, General Obligation Unlimited, Series A, (NPFG Insured), 5.500% due 12/1/26	175,922
435,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C, 0.000% due 1/1/31[5]	328,171
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C, Escrowed to Maturity, 0.000% due 1/1/27[5]	227,729
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$130,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	$141,478
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	181,000
	Illinois Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	232,275
500,000	5.000% due 7/1/47	417,615
260,000	Illinois Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	257,437
250,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC/ FNMA / GNMA Insured), 4.250% due 10/1/49	250,535
245,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (GNMA/ FNMA/ FHLMC Collatarlized), 3.000% due 4/1/51	237,266
475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	476,911
440,000	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured), 0.000% due 6/15/26[5]	398,031
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM, NPFG Insured), 0.000% due 6/15/28[5]	215,658
485,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/31[5]	372,811
175,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series A, 0.000% due 12/15/37[5]	99,265
250,000	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	252,787
250,000	Village of Bolingbrook, IL, Special Service Area No.1, Special Tax, Refunding, 5.250% due 3/1/41	237,074
500,000	Volo Village Special Service Area No. 3 & 6, IL, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	495,482
		5,101,856
	Indiana — 2.2%
23,436	City of Fort Wayne, IN, Revenue Bonds, Revenue Bonds, 10.750% due 12/1/29	2
1,000,000	Indiana Finance Authority, CWA Authority Project, Revenue Bonds, Refunding, 5.000% due 10/1/27[6]	1,066,012
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	233,274
260,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	235,023
965,000	Indiana Finance Authority, Revenue Bonds, Refunding, Series 2019, 7.000% due 3/1/39[2]	725,481
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
250,000	1.400% due 8/1/29	215,836
455,000	4.000% due 11/15/43	363,436
		2,839,064
	Kansas — 0.4%
	City of Overland Park, KS, Sales Tax Revenue, Bluhawk Star Bond Project, Revenue Bonds, Series A:
100,000	6.000% due 11/15/34[2]	104,900
200,000	6.500% due 11/15/42[2]	206,379
150,000	Wyandotte County-Kansas City Unified Government, KS, Revenue Bonds, Refunding, 5.000% due 12/1/34	144,212
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kansas — (Continued)
$15,000	Wyandotte County-Kansas City Unified Government, KS, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	$14,240
		469,731
	Kentucky — 1.1%
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[5]	451,185
500,000	0.000% due 10/1/27[5]	434,741
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	219,080
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Series B, (AGMC Insured), 4.000% due 7/1/53	88,979
250,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	259,870
		1,453,855
	Louisiana — 0.6%
250,000	Calcasieu Parish Memorial Hospital Service District, LA, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	244,107
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase II Project, Series A, 5.000% due 7/1/59	511,239
		755,346
	Maryland — 1.8%
250,000	City of Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	255,981
250,000	County of Howard, MD, Special Obligation, Tax Allocation, Downtown Columbia Project, Series A, 4.125% due 2/15/34[2]	243,145
500,000	County of Prince George’s, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[2]	443,564
215,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	216,857
635,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	616,474
265,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	256,195
	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project:
90,000	3.750% due 7/1/27	88,667
250,000	4.500% due 7/1/44	238,253
		2,359,136
	Massachusetts — 0.1%
100,000	Massachusetts Development Finance Agency, Revenue Bonds, Refunding, 5.125% due 1/1/40	91,776
	Michigan — 1.7%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	260,158
125,000	City of Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	127,576
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$250,000	Flint Hospital Building Authority, MI, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	$234,067
280,000	Flint Hospital Building Authority, MI, Revenue Bonds, Series A, 5.250% due 7/1/39	260,422
	Grand Rapids Economic Development Corp., MI, Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	563,557
250,000	5.000% due 11/1/55	208,254
325,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, Class 2, 0.000% due 6/1/65[5]	35,930
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	352,065
3,500,000	Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series C, 0.000% due 6/1/58[5]	151,222
		2,193,251
	Minnesota — 0.6%
160,000	Dakota County Community Development Agency, MN, Amber Fields Apartments Project, Revenue Bonds, (HUD Section 8), 5.300% due 7/1/28[2,4]	160,119
435,000	Dakota County Community Development Agency, MN, The Landing at Amber Fields Apartments Project, Revenue Bonds, (HUD Section 8), 5.660% due 7/1/41[2]	436,866
157,446	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA/ FNMA/ FHLMC Insured), 2.800% due 12/1/47	140,060
		737,045
	Missouri — 1.7%
355,000	Cape Girardeau County Industrial Development Authority, MO, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	366,211
100,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	100,004
250,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, 5.000% due 8/1/45	229,048
100,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, Series A, 5.000% due 2/1/28	100,679
365,000	Maryland Heights Industrial Development Authority, MO, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	336,845
60,000	Plaza at Noah’s Ark Community Improvement District, MO, Refunding, Revenue Bonds, 3.000% due 5/1/26	57,750
355,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	355,561
500,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	459,978
100,000	Taney County Industrial Development Authority, MO, Big Cedar infrastucture Project, Revenue Bonds, 5.000% due 10/1/33[2]	100,690
		2,106,766
	Nebraska — 0.1%
100,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	99,714
	Nevada — 2.0%
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	189,756
See Notes to Schedules of Portfolio Investments
72

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nevada — (Continued)
$365,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	$348,243
790,000	City of Sparks, NV, Tourism improvement district, Revenue Bonds, Series A, 2.750% due 6/15/28[2]	751,524
	State of Nevada Department of Business & Industry, Revenue Bonds, Series A:
290,000	5.000% due 7/15/27	293,120
500,000	5.000% due 12/15/48[2]	459,326
560,000	State of Nevada Department of Business and Industry, Revenue Bonds, AMT, 8.125% due 1/1/50[2,4]	567,094
		2,609,063
	New Hampshire — 0.3%
500,000	New Hampshire Business Finance Authority, Covanta Project, Revenue Bonds, Refunding, 4.625% due 11/1/42[2]	431,803
	New Jersey — 1.6%
1,000,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/26[6]	1,042,456
345,000	New Jersey Economic Development Authority, Revenue Bonds, Series A, 5.000% due 7/1/38	350,869
500,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	506,482
185,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/32[5]	137,911
		2,037,718
	New Mexico — 0.6%
275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	265,331
250,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	199,205
345,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA/ FNMA/ FHLMC Insured), 4.250% due 1/1/50	345,791
		810,327
	New York — 2.8%
435,000	Brookhaven Local Development Corp., NY, Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	342,419
150,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-1, 4.850% due 11/1/31[2]	145,302
500,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-2, 5.350% due 11/1/49[2]	464,016
250,000	Huntington Local Development Corp., NY, Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	198,170
395,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2-B, (AGMC Insured), (SOFR*0.67+0.55%), 4.108% due 11/1/32[7]	395,004
150,000	Monroe County Industrial Development Corp., NY, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	133,199
480,000	New York Liberty Development Corp., Revenue Bonds, Refunding Class 3-3, 7.250% due 11/15/44[2]	484,625
1,000,000	New York State Urban Development Corp., Revenue Bonds, Refunding, Series E, 5.000% due 3/15/26	1,047,421
See Notes to Schedules of Portfolio Investments
73

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$230,000	Niagara Area Development Corp., NY, Catholic Health System Inc Project, Revenue Bonds, 5.000% due 7/1/52	$184,279
150,000	State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	149,591
		3,544,026
	North Carolina — 2.0%
1,180,000	Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series E, (AGMC Insured), 3.150% due 1/15/44[4]	1,180,000
765,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 7/1/51	739,393
500,000	North Carolina Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage-Carolina Vlg Project, Revenue Bonds, Series B, 5.000% due 4/1/47	422,378
215,000	North Carolina Medical Care Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/34	209,041
		2,550,812
	North Dakota — 0.5%
500,000	County of Ward, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	439,896
160,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	154,940
		594,836
	Ohio — 1.8%
700,000	County of Washington, OH, Hospital Revenue, Revenue Bonds, Refunding, 6.750% due 12/1/52	743,642
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	427,739
	State of Ohio, Revenue Bonds, Refunding:
250,000	5.000% due 12/1/28[2]	251,046
420,000	5.000% due 12/1/33[2]	422,260
250,000	5.000% due 12/1/38[2]	240,459
300,000	5.000% due 12/1/48[2]	271,973
		2,357,119
	Oklahoma — 1.2%
635,000	Norman Regional Hospital Authority, OK, Revenue Bonds, Refunding, 4.000% due 9/1/37	577,217
1,000,000	Oklahoma Development Finance Authority, Health Project, Revenue Bonds, Series A, 5.500% due 8/15/44	990,839
375,000	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. Project, Revenue Bonds, Series A, 5.000% due 8/1/52[3]	600
		1,568,656
	Oregon — 1.1%
250,000	Hospital Facilities Authority of Multnomah Country, OR, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/56	170,623
395,000	Polk County Hospital Facility Authority, OR, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	341,896
1,000,000	Salem Hospital Facility Authority, OR, Oregon Revenue, Capital Manor Project, Revenue Bonds, Refunding, 4.000% due 5/15/40	867,196
		1,379,715
See Notes to Schedules of Portfolio Investments
74

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — 3.7%
	Berks County Industrial Development Authority, PA, Tower Health Project, Revenue Bonds, Refunding:
$1,000,000	5.000% due 11/1/47	$516,606
250,000	4.000% due 11/1/47	129,222
325,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	184,272
150,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[4]	79,722
1,000,000	Bucks Country Industrial Development Authority, PA, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	784,494
	Crawford County Hospital Authority, PA, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	413,757
250,000	6.000% due 6/1/46	254,330
250,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series C, (3 mo. USD LIBOR*0.67+0.75%), 4.528% due 6/1/37[7]	225,584
200,000	Franklin County Industrial Development Authority, PA, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	170,172
445,000	Montgomery County Higher Education and Health Authority, PA, Revenue Bonds, Refunding, 5.000% due 12/1/47	418,991
710,000	Pennsylvania Economic Development Financing Authority, Iron Cumberland LLC Project, Revenue Bonds, Series 2022, 7.000% due 12/1/29	698,286
	Philadelphia Authority for Industrial Development, PA, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	102,866
115,000	5.000% due 6/15/40[2]	115,481
425,000	5.000% due 8/1/40	430,030
150,000	Redevelopment Authority of The County of Washington, PA, Tax Allocation, Refunding, 5.000% due 7/1/28	150,575
100,000	Westmoreland County Industrial Development Authority, PA, Excela Health Project, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/25	99,649
		4,774,037
	Puerto Rico — 5.0%
	Commonwealth of Puerto Rico, General Obligation Unlimited, Restructured, Series A-1:
15,769	0.000% due 7/1/24[5]	15,498
124,470	0.000% due 7/1/33[5]	79,154
	Commonwealth of Puerto Rico, Notes:
1,899,410	0.000% due 11/1/43[4,5]	1,051,798
1,017,371	5.069% due 11/1/51[4]	573,543
257,721	0.000% due 11/1/51[4,5]	108,887
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	74,639
900,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3 mo. USD SOFR*0.67+0.52%), 4.266% due 7/1/29[7]	841,995
115,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series ZZ, 5.250% due 7/1/18[3]	35,362
	Puerto Rico Electric Power Authority, Revenue Bonds, Series A:
85,000	5.000% due 7/1/29[3]	26,138
500,000	7.000% due 7/1/40[3]	153,750
100,000	5.050% due 7/1/42[3]	30,750
	Puerto Rico Electric Power Authority, Revenue Bonds, Series CCC:
120,000	5.250% due 7/1/27[3]	36,900
250,000	5.250% due 7/1/28[3]	76,875
320,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	311,229
See Notes to Schedules of Portfolio Investments
75

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	$598,331
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/37[3]	153,750
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, (AGMC Insured), 5.000% due 7/1/27	24,983
	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX:
250,000	5.750% due 7/1/36[3]	76,875
1,400,000	5.250% due 7/1/40[3]	430,500
400,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligation Project, Revenue Bonds, Refunding, 4.000% due 7/1/40	376,690
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,772
230,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding, 5.000% due 10/1/31	230,375
209,663	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2047, 0.000% due 8/1/47[5]	60,654
323,124	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2054, 0.000% due 8/1/54[5]	62,846
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
3,000	0.000% due 7/1/24[5]	2,954
14,000	0.000% due 7/1/29[5]	11,377
18,000	0.000% due 7/1/31[5]	13,469
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	185,211
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	99,136
150,000	5.000% due 6/1/36	143,209
		6,317,650
	Rhode Island — 0.2%
230,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/ FNMA/ FHLMC Insured), 4.000% due 10/1/48	229,400
	South Carolina — 2.1%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[5]	807,483
400,278	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[5]	237,061
500,000	Greenville Housing Authority, SC, Revenue Bonds, 6.160% due 5/1/63[2]	499,942
375,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue, Revenue Bonds, 0.000% due 6/1/52[5]	273,277
400,000	South Carolina Jobs-Economic Development Authority, FAH Portfolio Pelham Apartments Project, Revenue Bonds, Series A-1, Class I, 6.500% due 2/1/56[2]	394,435
150,000	South Carolina Jobs-Economic Development Authority, FAH Portfolio Pelham Apartments Project, Revenue Bonds, Series B, Class I, 7.500% due 8/1/47[2]	146,287
105,000	South Carolina Jobs-Economic Development Authority, Green Charter Schools Project, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/56[2]	69,101
See Notes to Schedules of Portfolio Investments
76

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$300,000	South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Revenue, Revenue Bonds, 6.250% due 6/1/40[2]	$197,921
110,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA/ FNMA/ FHLMC/ FHA Insured), 4.000% due 7/1/36	109,637
		2,735,144
	Tennessee — 1.0%
1,000,000	Bristol Industrial Development Board, TN, Revenue Bonds, Series B, 0.000% due 12/1/31[2,5]	636,476
	Knox County Industrial Development Board, TN, Revenue Bonds, AMT, Refunding:
200,000	9.250% due 11/1/42[2]	202,004
265,000	9.500% due 11/1/52[2]	267,621
40,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-A, 4.000% due 6/1/51[2]	33,747
300,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-B, 0.000% due 6/1/43[2,5]	110,567
		1,250,415
	Texas — 7.2%
	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series 2022:
100,000	6.250% due 6/1/52[2]	102,136
200,000	6.375% due 6/1/62[2]	204,577
185,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	178,576
650,000	Brazoria County Industrial Development Corp., TX, Revenue Bonds, Series 2022, 10.000% due 6/1/42[2,4]	642,842
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series A:
425,000	6.000% due 12/1/62	430,143
245,000	6.000% due 12/1/62[2]	240,634
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series B:
100,000	6.250% due 12/1/54[2]	92,327
3,640,000	0.000% due 12/1/62[2,5]	263,017
500,000	City of Plano, TX, Special Assessment, 4.000% due 9/15/51[2]	394,826
360,000	Fort Bend County Industrial Development Corp., TX, NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	360,098
1,510,000	Harris County Cultural Education Facilities Finance Corp., TX, Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,278,886
150,000	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% due 1/1/43	133,009
1,000,000	Hidalgo County Regional Mobility Authority, TX, Revenue Bonds, Series A, 0.000% due 12/1/56[5]	166,847
500,000	Matagorda County Navigation District No. 1, TX, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	509,779
215,000	New Hope Cultural Education Facilities Finance Corp., TX, Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	194,820
460,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Dwyer Workforce development, Revenue Bonds, Refunding, 8.500% due 9/1/27[2]	459,805
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	330,691
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, 4.000% due 8/15/51[2]	194,176
See Notes to Schedules of Portfolio Investments
77

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$500,000	New Hope Cultural Education Facilities Finance Corp., TX, The Outlook At Windhaven Project, Revenue Bonds, Series A, 6.875% due 10/1/57	$461,187
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	203,055
400,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	287,683
70,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding, 4.000% due 5/15/31	65,480
205,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villiages Project, Revenue Bonds, Refunding, 4.000% due 5/15/27	199,329
150,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Barton Creek Senior living Center Project, Revenue Bonds, Refunding, 5.000% due 11/15/35	145,314
140,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Stayton at Museum Way Project, Revenue Bonds, Refunding, Series A, 5.750% due 12/1/54[3]	91,000
100,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	100,910
740,000	Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds, Series C, (3 mo.USD SOFR*0.66+0.86%), 4.417% due 9/15/27[7]	726,324
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[2]	693,831
		9,151,302
	Utah — 0.2%
250,000	Mida Mountain Village Public Infrastructure District, UT, Special Assessment, Series A, 5.000% due 8/1/50[2]	228,361
	Vermont — 0.6%
260,000	Vermont Economic Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 5/1/37	237,615
500,000	Vermont Economic Development Authority, Revenue Bonds, Series A -1, 5.000% due 6/1/52[2,4]	502,531
		740,146
	Virginia — 5.0%
415,000	Atlantic Park Community Development Authority, VA, Revenue Bonds, 6.250% due 8/1/45[2]	403,756
1,000,000	County of Loudoun, VA, General Obligation Unlimited, Refunding, Series A, 4.000% due 12/1/25	1,022,677
750,000	Farmville Industrial Development Authority, VA, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	758,259
	Hanover County Economic Development Authority, VA, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[2]	234,421
500,000	5.000% due 7/1/38	454,882
295,000	Henrico County Economic Development Authority, VA, Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	300,223
500,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	474,789
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$500,000	Newport News Industrial Development Authority, VA, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	$498,821
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	479,680
760,000	Virginia Small Business Financing Authority, Revenue Bonds, 8.500% due 6/1/42[2]	746,724
655,000	Virginia Small Business Financing Authority, Revenue Bonds, (SOFR*0.70+5.50%), 9.224% due 6/1/29[2,7]	638,855
50,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, 4.000% due 12/1/51	39,135
290,000	Virginia Small Business Financing Authority, Revenue Bonds, Series A, 8.500% due 12/1/52[2]	280,586
		6,332,808
	Washington — 3.2%
235,000	Kalispel Tribe of Indians, WA, Priority District, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	242,848
1,000,000	King County School District No.411 Issaquah, WA, General Obligation Unlimited, Refunding, 5.000% due 12/1/25	1,027,705
1,000,000	State of Washington, General Obligation Unlimited, Series D, 5.000% due 6/1/25[6]	1,027,012
200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	217,658
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	262,617
295,000	3.000% due 7/1/35	267,451
625,000	Washington State Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	597,740
480,304	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	452,262
		4,095,293
	West Virginia — 0.4%
500,000	West Virginia Economic Development Authority, Wyoming County Coal Project, Revenue Bonds, 9.000% due 6/1/38[2]	506,484
	Wisconsin — 6.9%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[2]	214,885
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	489,869
500,000	Public Finance Authority, WI, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Series B, 6.000% due 2/1/62[2]	514,815
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41[2]	100,255
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A-1, 4.000% due 7/1/51[2]	89,994
115,000	Public Finance Authority, WI, KDC AgriBusiness LLC Project, Revenue Notes, Series A, 15.000% due 5/15/23[1,2,3]	0
200,000	Public Finance Authority, WI, Lariat Project, Revenue Bonds, 0.000% due 9/1/29[2,5]	132,470
	Public Finance Authority, WI, Lehigh Valley Health Network Micro Hospitals, Revenue Bonds:
190,000	7.250% due 12/1/42[2]	191,572
115,000	7.500% due 12/1/52[2]	117,059
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[2]	192,548
500,000	5.000% due 9/1/54[2]	439,784
See Notes to Schedules of Portfolio Investments
79

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$250,000	Public Finance Authority, WI, Revenue Bonds, 10.000% due 11/1/38[2]	$251,465
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
335,000	5.000% due 6/1/29[2]	336,462
250,000	5.000% due 1/1/35	250,496
750,000	5.000% due 1/1/46	698,033
500,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.500% due 6/1/56[2]	393,662
25,000	Public Finance Authority, WI, Roseman University, Revenue Bonds, Prerefunded 4/01/30 @ 100, 5.000% due 4/1/50[2]	28,364
230,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[2]	220,739
100,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 4.000% due 10/1/51	79,279
20,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, Escrowed to Maturity, 5.000% due 11/15/24[2]	20,211
50,000	Public Finance Authority, WI, The obligated Group of National Senior Communities, Revenue Bonds, 4.000% due 1/1/52	42,686
400,000	Public Finance Authority, WI, Tree House Apartments Project, Revenue Bonds, Series A, 6.500% due 8/1/53[2]	400,728
275,000	Public Finance Authority, WI, Tree House Apartments Project, Revenue Bonds, Series B, 6.625% due 2/1/46[2]	256,812
250,000	Public Finance Authority, WI, Wonderful Foundations Charter Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[2]	197,522
1,000,000	Wisconsin Department of Transportation, Revenue Bonds, Refunding, Series 1, 5.000% due 7/1/29[6]	1,123,708
70,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 4.000% due 12/1/41	53,581
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	860,506
110,000	4.000% due 1/1/47	69,974
1,000,000	4.000% due 1/1/57	577,769
430,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	428,742
		8,773,990
	Other Territory — 0.2%
257,256	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	198,392
698,959	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.127% due 1/25/38[4]	107,992
		306,384
	TOTAL MUNICIPAL BONDS (Cost $132,207,367)	121,102,359
TOTAL INVESTMENTS (Cost $133,196,809)	95.7%	$121,969,218
OTHER ASSETS IN EXCESS OF LIABILITIES	4.3	5,456,632
NET ASSETS	100.0%	$127,425,850
See Notes to Schedules of Portfolio Investments
80

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Schedules of Portfolio Investments).
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2024, these securities, which are not illiquid, amounted to $40,716,690 or 32.0% of net assets for the Fund.
[3]	This security is in default. See Note 1.
[4]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2024.
[5]	Zero Coupon Bond.
[6]	When-issued security.
[7]	Floating Rate Bond. Rate shown is as of January 31, 2024.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation

Centrally Cleared Interest Rate Swap Contracts
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
12 Mo. USD SOFR	Fixed 4.60%	USD	4,200,000	10/27/43	Annual	$—	$—	$545,138	$545,138
12 Mo. USD SOFR	Fixed 4.12%	USD	3,200,000	10/04/58	Annual	—	—	432,699	432,699
Fixed 3.69%	12 Mo. USD SOFR	USD	2,200,000	10/27/48	Annual	—	—	(30,961)	(30,961)
Total Centrally Cleared Interest Rate Swap Contracts						$—	$—	$946,876	$946,876
See Notes to Schedules of Portfolio Investments
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1.  Organization and Significant Accounting Policies
As of January 31, 2024, The Glenmede Fund, Inc. (the “Fund”) currently offers shares in seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the  Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the ask price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily
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traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at January 31, 2024. The Short Term Tax Aware Fixed Income Portfolio had all investments with corresponding states, Treasury securities, corporate notes and repurchase agreements at Level 2 of the hierarchy at January 31, 2024.
Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of January 31, 2024 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and High Yield Municipal Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$23,986,248	$—	$—	$23,986,248
U.S. Treasury Bills	—	110,944,796	—	110,944,796
Repurchase Agreement	—	821,280	—	821,280
Purchased Options
Calls	372,034,880	—	—	372,034,880
Puts	62,060,330	—	—	62,060,330
Total Purchased Options	434,095,210	—	—	434,095,210
Total Investments	458,081,458	111,766,076	—	569,847,534
Total	$458,081,458	$111,766,076	$—	$569,847,534
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(27,442,380)	$—	$—	$(27,442,380)
Puts	(2,435,375)	—	—	(2,435,375)
Total Written Options	(29,877,755)	—	—	(29,877,755)
Total	$(29,877,755)	$—	$—	$(29,877,755)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$5,203,871	$—	$—	$5,203,871
U.S. Treasury Bills	—	4,655,259	—	4,655,259
Repurchase Agreement	—	133,594	—	133,594
Purchased Options
Calls	13,203,595	—	—	13,203,595
Puts	2,206,520	—	—	2,206,520
Total Purchased Options	15,410,115	—	—	15,410,115
Total Investments	20,613,986	4,788,853	—	25,402,839
Total	$20,613,986	$4,788,853	$—	$25,402,839
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(957,970)	$—	$—	$(957,970)
Puts	(93,475)	—	—	(93,475)
Total Written Options	(1,051,445)	—	—	(1,051,445)
Total	$(1,051,445)	$—	$—	$(1,051,445)
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Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$31,178,820	$—	$31,178,820
Federal National Mortgage Association	—	23,331,218	—	23,331,218
Total Agency Notes	—	54,510,038	—	54,510,038
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	64,143,542	—	64,143,542
Federal National Mortgage Association	—	76,418,629	—	76,418,629
Government National Mortgage Association	—	126,662	—	126,662
Total Mortgage-Backed Securities	—	140,688,833	—	140,688,833
Corporate Notes
Banking	—	10,509,150	—	10,509,150
Beverages, Food & Tobacco	—	9,184,756	—	9,184,756
Computer Software & Processing	—	15,375,195	—	15,375,195
Electric Utilities	—	8,640,876	—	8,640,876
Electronics	—	7,186,855	—	7,186,855
Financial Services	—	10,174,687	—	10,174,687
Heavy Machinery	—	3,624,358	—	3,624,358
Insurance	—	4,856,269	—	4,856,269
Media - Broadcasting & Publishing	—	6,657,144	—	6,657,144
Oil & Gas	—	4,608,011	—	4,608,011
Pharmaceuticals	—	7,942,656	—	7,942,656
Transportation	—	3,846,600	—	3,846,600
Total Corporate Notes	—	92,606,557	—	92,606,557
U.S. Treasury Notes/Bonds	—	91,001,016	—	91,001,016
Repurchase Agreement	—	3,126,731	—	3,126,731
Investment of Security Lending Collateral	21,031,184	—	—	21,031,184
Total Investments	21,031,184	381,933,175	—	402,964,359
Total	$21,031,184	$381,933,175	$—	$402,964,359
High Yield Municipal Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$—	$138,393	$—	$138,393
Lodging	—	—	728,466	728,466
Total Corporate Notes	—	138,393	728,466	866,859
Municipal Bonds
Alabama	—	450,671	—	450,671
Arizona	—	4,848,251	—	4,848,251
Arkansas	—	1,076,146	—	1,076,146
California	—	9,934,049	—	9,934,049
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Colorado	$—	$6,085,015	$—	$6,085,015
Connecticut	—	635,217	—	635,217
Delaware	—	511,169	—	511,169
District of Columbia	—	3,643,182	—	3,643,182
Florida	—	9,409,419	—	9,409,419
Georgia	—	1,192,216	—	1,192,216
Guam	—	282,738	—	282,738
Idaho	—	1,501,257	—	1,501,257
Illinois	—	5,101,856	—	5,101,856
Indiana	—	2,839,064	—	2,839,064
Kansas	—	469,731	—	469,731
Kentucky	—	1,453,855	—	1,453,855
Louisiana	—	755,346	—	755,346
Maryland	—	2,359,136	—	2,359,136
Massachusetts	—	91,776	—	91,776
Michigan	—	2,193,251	—	2,193,251
Minnesota	—	737,045	—	737,045
Missouri	—	2,106,766	—	2,106,766
Nebraska	—	99,714	—	99,714
Nevada	—	2,609,063	—	2,609,063
New Hampshire	—	431,803	—	431,803
New Jersey	—	2,037,718	—	2,037,718
New Mexico	—	810,327	—	810,327
New York	—	3,544,026	—	3,544,026
North Carolina	—	2,550,812	—	2,550,812
North Dakota	—	594,836	—	594,836
Ohio	—	2,357,119	—	2,357,119
Oklahoma	—	1,568,656	—	1,568,656
Oregon	—	1,379,715	—	1,379,715
Other Territory	—	306,384	—	306,384
Pennsylvania	—	4,774,037	—	4,774,037
Puerto Rico	—	6,317,650	—	6,317,650
Rhode Island	—	229,400	—	229,400
South Carolina	—	2,735,144	—	2,735,144
Tennessee	—	1,250,415	—	1,250,415
Texas	—	9,151,302	—	9,151,302
Utah	—	228,361	—	228,361
Vermont	—	740,146	—	740,146
Virginia	—	6,332,808	—	6,332,808
Washington	—	4,095,293	—	4,095,293
West Virginia	—	506,484	—	506,484
Wisconsin	—	8,773,990	0*	8,773,990
Total Municipal Bonds	—	121,102,359	0	121,102,359
Centrally Cleared Interest Rate Swap Contracts	—	946,876	—	946,876
Total Investments	—	122,187,628	728,466	122,916,094
Total	$—	$122,187,628	$728,466	$122,916,094
* Includes one security priced at $0.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by
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collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2024 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of January 31, 2024, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,221,487	$(2,221,487)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,788,585	$(3,788,585)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$12,107	$(12,107)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,554	$(16,554)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$191,735	$(191,735)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$171,694	$(171,694)	$—	$—	$—
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Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$159,104	$(159,104)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,589,973	$(1,589,973)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$76,072	$(76,072)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,023,030	$(1,023,030)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$19,700,299	$(19,700,299)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$96,036	$(96,036)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$821,280	$(821,280)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$133,594	$(133,594)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,126,731	$(3,126,731)	$—	$—	$—
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Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$32,879	$(32,879)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of January 31, 2024. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended January 31, 2024. During the period ended January 31, 2024, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of January 31, 2024, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $5,170,635 and $241,382, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $126,485,331 and $3,960,411 was pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of
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business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the six months ended January 31, 2024. During the six months ended January 31, 2024, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Small Cap Equity Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of a Portfolio, and a Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of January 31, 2024, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Small Cap Equity Portfolio	$46,480	$44,051	$6,821	2.56
Quantitative International Equity Portfolio	720,863	753,535	—	2.75
Quantitative U.S. Long/Short Equity Portfolio	4,109	4,232	—	0.01
Quantitative U.S. Total Market Equity Portfolio	810,384	849,790	—	1.69
Small Cap Equity Portfolio	39,699,435	42,084,946	—	3.56
Core Fixed Income Portfolio	20,722,084	21,031,184	—	5.10
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of January 31, 2024.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Prior to August 19, 2022, each Portfolio was required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaced a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio was not guaranteed to receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Rule 18f-4 under the 1940 Act imposes certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into) and replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. As of January 31, 2024, the Quantitative
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U.S. Long/Short Equity Portfolio pledged cash in the amount of $32,205,672 to State Street, as collateral for short sales. The  Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $7,054,939, and $12,940,489, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. The U.S. Federal Reserve has raised interest rates from March 2022 through the date of this report, and may continue to do so in the future.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short-term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted using the effective interest method. Premiums on callable debt instruments are amortized to earliest call date.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to January 31, 2024 through the date the schedules of investments were filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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